UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                811-22700

Exchange Traded Concepts Trust II

 (Exact name of registrant as specified in charter)

2545 South Kelly Avenue, Suite C, Edmond, Oklahoma	73013
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH   43219-8000

 (Name and address of agent for service)

Registrant’s telephone number, including area code:    (405) – 778-8377

Date of fiscal year end: April 30

Date of reporting period: April 30, 2014

Item 1. Reports to Stockholders.

EXCHANGE TRADED CONCEPTS TRUST II Horizons S&P 500® Covered Call ETF Horizons S&P Financial Select Sector Covered Call ETF

Annual Report

April 30, 2014

Exchange Traded Concepts Trust II TABLE OF CONTENTS	April 30, 2014

Management Letter	1
Management’s Discussion of Fund Performance	2

Horizons S&P 500® Covered Call ETF
Schedule of Portfolio Investments	6
Schedule of Written Call Options	12

Horizons S&P Financial Select Sector Covered Call ETF
Schedule of Portfolio Investments	22
Schedule of Written Call Options	24

Statements of Assets and Liabilities	26
Statements of Operations	27
Statements of Changes in Net Assets	28
Financial Highlights	29
Notes to Financial Statements	30
Report of Independent Registered Public Accounting Firm	39
Disclosure of Fund Expenses	40
Other Information	41
Additional Information	42
Board of Trustees Approval of the Investment Management Agreement	44
Trustees	46
Officers	47

Before investing you should carefully consider the Funds’ investment objectives, risks, charges and expenses. This and other information is available in the Funds’ prospectus, a copy of which may be obtained by visiting the Funds’ website at www.HorizonsETFs.com/USA. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee the Funds will achieve their investment objectives. The Funds are non-diversified and may invest a greater portion of their assets in securities of a small number of issuers, which may have an adverse effect on Fund performance. Concentration in a particular industry or sector will subject the Funds to loss due to adverse occurrences that may affect that industry or sector.

Individual shares of the Funds may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca through a brokerage account. However, shares are not individually redeemable directly from the Funds. Each Fund issues and redeems shares on a continuous basis, at NAV, only in large blocks of shares (“Creation Units”), principally in-kind for securities included in the relevant Index.

Distributor: Foreside Fund Services, LLC
i

Exchange Traded Concepts Trust II MANAGEMENT LETTER	April 30, 2014

Dear Investor,

This was the first full year of operations for Horizons ETFs Management (USA) LLC. Over the past 12 months, as at May 30, 2014, we have launched two new covered call ETFs in the U.S., including the Horizons S&P 500® Covered Call Index ETF (“HSPX”) and the Horizons S&P Financial Select Sector Covered Call ETF (“HFIN”). Apart from our covered call ETFs, we also launched the Horizons Korea KOSPI 200 ETF (“HKOR”) through the Horizons ETF Trust. Having successfully launched over 70 ETFs around the world to date, I know full well that early investors form the bedrock of success for new ETFs, and this is why I can’t thank you enough for choosing to invest in Horizons ETFs USA.

We think existing shareholders of our covered call ETFs will be well-served over the next year and beyond, as we find it hard to imagine the U.S. market keeping up the positive momentum it has had for the past two years.

HSPX underperformed its reference index, the S&P 500® Index, this year. This was expected, since the S&P 500® Index is amidst one of the strongest and longest bull markets in its history. Over the past 12 months, to May 30, 2014, the S&P 500® Index rose to approximately 1,900 from its 1,500 level. Covered call* writing has the potential to outperform in most market conditions, but not in the long lasting bull market we have been experiencing. Similarly, HFIN has been performing relatively well since its November launch. It returned 1.31% in the year-to-date (YTD), as at May 30, 2014, only a slight underperformance compared to its Index, the S&P 500® Financial Select Sector Stock Covered Call Index, which returned 1.64% YTD, also as at May 30, 2014. We are extremely satisfied with the performance of both ETFs. These are among the most challenging market conditions covered call writing has historically faced — strong market returns accompanied by very low volatility. Both ETFs were able to generate favorable returns that kept pace with the market, even if they slightly underperformed.

While it would be premature to predict a market pullback, it could be argued that the U.S. stock market is overextended; thus, it is likely returns in the future will be muted. This is the ideal condition for covered call writing, where investors can generate higher relative returns in a long-only strategy by harvesting call premiums from covered calls.

We appreciate your continued business and trust in our ETF solutions.

Sincerely,

Howard Atkinson
 Managing Director, Horizons ETFs Management (USA) LLC

*	A covered call option involves holding a long position in a particular asset, in this case U.S. common equities, and writing a call option on that same asset with the goal of realizing additional income from the option premium.

The views expressed in this letter were those of Horizons ETFs Management (USA) LLC as of June 30, 2014 and may not necessarily reflect views on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the Funds' present investment methodology and do not constitute investment advice.

Horizons S&P 500® Covered Call ETF (“HSPX”) MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2014 (Unaudited)

General Review

For the period since its inception on June 24, 2013, through April 30, 2014, (“Reporting Period”), Horizons S&P 500® Covered Call ETF (“HSPX”)’s net asset value per share had a return of 15.59% inclusive of distributions paid to shareholders during the Reporting Period. This was comparable to the S&P 500® Stock Covered Call Index1 (“SPXCC Index” or “Underlying Index”), which returned 15.57% for the same period, on a total return basis. HSPX had an average monthly distribution yield (distributions divided by the current net asset value per unit) of 1.80% over the Reporting Period based on the aggregate distribution of $0.64340 made by HSPX to shareholders for the same period.

Market Review

The S&P 500® Index2 (“S&P 500®”) increased by 20.37% during the Reporting Period, on a total return basis, and all of the sectors in the S&P 500® experienced positive returns during the Reporting Period. The industrials sector had the largest increase, up 26.74%, which is reflective of the expanding US economy. The healthcare sector also contributed to the S&P 500® with an increase of 25.73% during the Reporting Period while telecommunications services was the worst performing sector, increasing by only 5.94% over the same period. Generally, large stock market increases result in lower realized volatility, lower implied volatility and lower net call-option3 premiums and this was reflected in the SPXCC Index’s returns which were lower than those of the S&P 500® for the period. This underperformance of the SPXCC Index was solely a result of the option buy-back costs (where a call-option previously written was repurchased so as not to have the underlying equity called away) which were higher than the premiums received. The standard deviation (the square-root of the variance) of returns for the SPXCC Index was 9.06% versus 10.73% for the S&P 500® for the same period supporting the premise that the SPXCC Index may produce a lower volatility of returns.

Option Writing Strategy

HSPX seeks investment results that, before fees and expenses, generally correspond to the performance of the SPXCC Index. The SPXCC Index seeks to provide higher returns than the S&P 500® Index, with lower volatility, in most market environments with the exception of periods when the stock market is rapidly rallying. During each month, options are generally written on up to 100% of the equities in the HSPX portfolio, where possible. Premiums are received from selling call options approximately 0.75 annualized standard deviations out-of-the-money (“OTM”), meaning the strike price is above the current market price. Call options are written to a 100% position coverage if the delta (a measurement of price sensitivity) of the target OTM strike price is less than, or equal to, 0.30. Otherwise, the call option position coverage is adjusted to a delta of 0.25. HSPX’s monthly distributions are not fixed, but vary as the premiums generated from covered call4 writing are earned and passed through. Monthly distributions could change with changes in implied volatility (the estimated future volatility of a security’s price), time to expiration and dividends received from securities in the portfolio during an option expiry period.

Rebalancing

HSPX’s equity positions are rebalanced quarterly to align with the holdings in the SPXCC Index and the S&P 500®. The most recent rebalancing was performed on March 21st, 2014. The SPXCC Index, and thus the HSPX portfolio, made adjustments to its equity holdings for corporate actions and adds/deletes at the same time as the S&P 500® to ensure efficient tracking to the Underlying Index.

[1]	The S&P 500® Stock Covered Call Index (the “Underlying Index”) measures the performance of a hypothetical portfolio that employs a covered call strategy on the S&P 500®.

[2]	The S&P 500® is an unmanaged index of 500 common stocks primarily traded on the New York Stock Exchange, weighted by market capitalization.

[3]	An option is a contract sold by one party to another that gives the buyer the right, but not the obligation, to buy (call) or sell (put) a stock at an agreed upon price within a certain period or on a specific date.

[4]	A covered call option involves holding a long position in a particular asset, in this case U.S. common equities, and writing a call option on that same asset with the goal of realizing additional income from the option premium.

Horizons S&P 500® Covered Call ETF (“HSPX”) MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Continued)	April 30, 2014 (Unaudited)

Growth of a $10,000 Investment
 (at Net Asset Value)

		Cumulative Total Return as of 4/30/14	Expense Ratio *
	Inception Date	Since Inception	Gross	Net
HSPX	6/24/2013	15.59%	0.65%	0.65%
SPXCC Index	6/24/2013	15.57%

*	Reflects the expense ratio as reported in the Prospectus dated June 18, 2013.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. For HSPX’s most recent month end performance, please visit www.HorizonsETFs.com/USA.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.The information provided herein represents the opinion of Horizons ETFs Management (USA) LLC for the period stated and is subject to change at any time.

See definition of SPXCC Index in Management’s Discussion of Fund Performance.

Net Asset Value - The dollar value of a single share, based on the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. Calculated at the end of each business day.

Horizons S&P Financial Select Sector Covered Call ETF (“HFIN”) MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2014 (Unaudited)

General Review

For the period since its inception on November 18, 2013, through April 30, 2014, (“Reporting Period”), Horizons S&P Financial Select Sector Covered Call ETF (“HFIN”)’s net asset value per share had a return of 3.61% inclusive of distributions paid to shareholders during the Reporting Period. This was comparable to the S&P 500® Financial Select Sector Covered Call Index1 (“IXMCC Index” or “Underlying Index”) which returned 4.00% for the same period, on a total return basis. HFIN had an average monthly distribution yield of 3.17% over the Reporting Period based on the aggregate distribution of $0.53821 made by HFIN to shareholders for the same period.

Market Review

The financials sector was the second highest sector weight in the S&P 500® Index (“S&P 500®”), at 15.84%, as of April 30, 2014, and had a significant influence on the S&P 500®’s performance which increased by 4.95% during the Reporting Period. The financial sector component of the S&P 500® decreased by more than the S&P 500®, as a whole, for the period, as well as during each monthly option expiry cycle2. This often resulted in higher realized stock volatility and implied option volatility levels because the financials sector generally lacked the diversification benefits of the S&P 500® as a whole. Relative to the S&P 500® Financial Select Sector Index3 performance for the period, which was 4.74%, the IXMCC Index slightly underperformed as a result of the fact that option buy-back costs were greater than the option premiums generated in certain months. The standard deviation of returns for the IXMCC Index was 9.37% versus 10.99% for the S&P 500® Financial Select Sector Index for the same period supporting the premise that the IXMCC Index may produce a lower volatility of returns.

Option Writing Strategy

HFIN seeks investment results that, before fees and expenses, generally correspond to the performance of the IXMCC Index. The IXMCC Index seeks to provide higher returns than the S&P 500® Financial Select Sector Index with lower volatility in most market environments, with the exception of periods when the stock market is rapidly rallying. During each month, options are generally written on up to 100% of the equities in the HFIN portfolio, where possible. Premiums are received from selling call options approximately 0.75 annualized standard deviations out-of-the-money (“OTM”). Call options are written to a 100% position coverage if the delta of the target OTM strike price is less than, or equal to, 0.30. Otherwise, the call option position coverage is adjusted a delta of 0.25. HFIN’s monthly distributions are not fixed, but vary as the premiums generated from covered call writing are earned and passed through. Monthly distributions could change with changes in implied volatility, time to expiration and dividends received from securities in the portfolio during an option expiry period.

Rebalancing

HFIN’s equity positions are rebalanced quarterly to align with the holding in the IXMCC Index and the S&P 500® Financial Select Sector Index. The most recent rebalancing was performed on March 21st, 2014. The IXMCC Index, and thus the HFIN portfolio, made adjustments to its equity holdings for corporate actions and adds/deletes at the same time as the S&P 500® Financial Select Sector Index to ensure efficient tracking to this reference index.

[1]	The S&P 500® Financial Select Sector Stock Covered Call Index (the “Underlying Index”) measures the performance of a hypothetical portfolio that employs a covered call strategy on the S&P Financial Select Sector Index.

[2]	The recurring cycle of expiry months for which options on a particular security can be available.

[3]	The S&P 500® Financial Select Sector Index is a modified market capitalization-based index intended to track the movements of companies that are components of the S&P 500 and are involved in the development or production of financial products.

Horizons S&P Financial Select Sector Covered Call ETF (“HFIN”) MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Continued)	April 30, 2014 (Unaudited)

Growth of a $10,000 Investment
 (at Net Asset Value)

		Cumulative Total Return as of 4/30/14	Expense Ratio *
	Inception Date	Since Inception	Gross	Net
HFIN	11/18/2013	3.61%	0.70%	0.70%
IXMCC Index	11/18/2013	4.00%

*	Reflects the expense ratio as reported in the Prospectus dated June 18, 2013.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. For HFIN’s most recent month end performance, please visit www.HorizonsETFs.com/USA.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.The information provided herein represents the opinion of Horizons ETFs Management (USA) LLC for the period stated and is subject to change at any time.

See definition of IXMCC Index in Management’s Discussion of Fund Performance.

Net Asset Value - The dollar value of a single share, based on the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. Calculated at the end of each business day.

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS	April 30, 2014

Security Description	Shares	Value ($)
COMMON STOCKS 100.9%
Consumer Discretionary 11.9%
Amazon.com, Inc. *	604	183,695
AutoNation, Inc. *	104	5,511
AutoZone, Inc. *	54	28,830
Bed Bath & Beyond, Inc. *	349	21,683
Best Buy Co., Inc.	444	11,513
BorgWarner, Inc.	370	22,992
Cablevision Systems Corp., Class A	348	5,812
Carnival Corp.	712	27,989
CBS Corp., Class B	896	51,753
Chipotle Mexican Grill *	50	24,925
Coach, Inc.	456	20,360
Coca-Cola Enterprises, Inc.	385	17,494
Comcast Corp., Class A	4,237	219,308
D.R. Horton, Inc.	462	10,293
Darden Restaurants, Inc.	212	10,539
Delphi Automotive PLC	455	30,412
DIRECTV *	770	59,752
Discovery Communications, Inc., Class A *	361	27,400
Dollar General Corp. *	479	27,035
Dollar Tree, Inc. *	338	17,600
Expedia, Inc.	167	11,855
Family Dollar Stores, Inc.	159	9,341
Ford Motor Co.	6,387	103,150
Fossil Group, Inc. *	79	8,425
Gamestop Corp.	190	7,539
Gannett Co., Inc.	370	10,053
Gap, Inc.	430	16,899
Garmin, Ltd.	199	11,363
General Motors Co.	2,110	72,753
Genuine Parts Co.	250	21,780
Goodyear Tire & Rubber Co.	401	10,105
Graham Holdings Co.	7	4,699
H&R Block, Inc.	444	12,618
Harley-Davidson, Inc.	359	26,544
Harman International Industries, Inc.	109	11,947
Hasbro, Inc.	187	10,334
International Game Technology	404	5,070
Johnson Controls, Inc.	1,079	48,706
Kohl's Corp.	327	17,916
L Brands, Inc.	400	21,680
Leggett & Platt, Inc.	229	7,525
Lennar Corp.	271	10,458
Lowe's Cos., Inc.	1,700	78,047
Macy's, Inc.	599	34,401
Marriott International, Inc., Class A	359	20,797
Mattel, Inc.	550	21,568
McDonald's Corp.	1,609	163,119

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Consumer Discretionary, continued
Michael Kors Holdings, Ltd. *	300	27,360
Mohawk Industries, Inc. *	100	13,241
Netflix.com, Inc. *	100	32,204
Newell Rubbermaid, Inc.	453	13,640
News Corp., Class A *	809	13,769
Nike, Inc., Class B	1,208	88,125
Nordstrom, Inc.	232	14,217
Omnicom Group, Inc.	418	28,290
O'Reilly Automotive, Inc. *	174	25,889
PetSmart, Inc.	168	11,370
Polo Ralph Lauren Corp.	100	15,137
Priceline.com, Inc. *	84	97,251
Pulte Group, Inc.	560	10,298
PVH Corp.	132	16,575
Ross Stores, Inc.	352	23,964
Scripps Networks Interactive, Inc.	178	13,362
Staples, Inc.	1,073	13,413
Starbucks Corp.	1,225	86,510
Starwood Hotels & Resorts Worldwide, Inc.	311	23,838
Target Corp.	1,027	63,416
The Home Depot, Inc.	2,288	181,920
The Interpublic Group of Cos., Inc.	676	11,776
The Walt Disney Co.	2,643	209,697
Time Warner Cable, Inc., Class A	451	63,798
Time Warner, Inc.	1,451	96,433
TJX Cos., Inc.	1,156	67,256
Tractor Supply Co.	226	15,196
TripAdvisor, Inc. *	180	14,533
Twenty-First Century Fox, Inc.	3,154	100,991
Under Armour, Inc. *	261	12,760
Urban Outfitters, Inc. *	177	6,311
VF Corp.	572	34,943
Viacom, Inc., Class B	647	54,982
Whirlpool Corp.	127	19,479
Wyndham Worldwide Corp.	211	15,053
Wynn Resorts, Ltd.	131	26,710
Yum! Brands, Inc.	719	55,356
		3,222,651
Consumer Staples 9.8%
Altria Group, Inc.	3,234	129,716
Archer-Daniels-Midland Co.	1,069	46,747
Avon Products, Inc.	705	10,772
Brown-Forman Corp., Class B	263	23,596
Campbell Soup Co.	300	13,647
Clorox Co.	209	18,956
Coca-Cola Co.	6,156	251,103

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	April 30, 2014
Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Consumer Staples, continued
Colgate-Palmolive Co.	1,418	95,431
ConAgra Foods, Inc.	685	20,899
Constellation Brands, Inc. *	270	21,557
Costco Wholesale Corp.	710	82,133
CVS Caremark Corp.	1,924	139,913
Dr. Pepper Snapple Group, Inc.	326	18,067
Estee Lauder Cos., Class A	416	30,190
General Mills, Inc.	1,015	53,815
Hormel Foods Corp.	218	10,396
Kellogg Co.	418	27,935
Keurig Green Mountain, Inc.	209	19,579
Kimberly-Clark Corp.	616	69,146
Kraft Foods Group, Inc.	968	55,041
Kroger Co.	838	38,582
Lorillard, Inc.	588	34,939
McCormick & Co., Inc.	214	15,237
Mead Johnson Nutrition Co.	328	28,949
Molson Coors Brewing Co.	257	15,412
Mondelez International, Inc.	2,765	98,573
Monster Beverage Corp. *	220	14,731
PepsiCo, Inc.	2,473	212,406
Philip Morris International	2,576	220,067
Procter & Gamble Co.	4,402	363,386
Reynolds American, Inc.	509	28,723
Safeway, Inc.	372	12,670
Sysco Corp.	945	34,426
The Hershey Co.	243	23,386
The J.M. Smucker Co.	170	16,436
Tyson Foods, Inc., Class A	441	18,509
Walgreen Co.	1,421	96,486
Wal-Mart Stores, Inc.	2,629	209,558
Whole Foods Market, Inc.	605	30,069
		2,651,184
Energy 10.5%
Anadarko Petroleum Corp.	818	80,998
Apache Corp.	641	55,639
Baker Hughes, Inc.	710	49,629
Cabot Oil & Gas Corp.	684	26,868
Cameron International Corp. *	351	22,801
Chesapeake Energy Corp.	821	23,604
Chevron Corp.	3,100	389,111
ConocoPhillips	1,993	148,099
CONSOL Energy, Inc.	372	16,558
Denbury Resources, Inc.	596	10,025
Devon Energy Corp.	620	43,400
Diamond Offshore Drilling, Inc.	114	6,226
Ensco PLC, Class A, ADR	379	19,121

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Energy, continued
EOG Resources, Inc.	886	86,828
Exxon Mobil Corp.	7,014	718,303
FMC Technologies, Inc. *	384	21,773
Halliburton Co.	1,379	86,973
Helmerich & Payne, Inc.	175	19,014
Hess Corp.	444	39,587
Kinder Morgan, Inc.	1,094	35,730
Marathon Oil Corp.	1,132	40,922
Marathon Petroleum Corp.	478	44,430
Murphy Oil Corp.	279	17,697
Nabors Industries, Ltd.	422	10,769
National-Oilwell Varco, Inc.	696	54,657
Newfield Exploration Co. *	223	7,549
Noble Corp. PLC	412	12,694
Noble Energy, Inc.	584	41,920
Occidental Petroleum Corp.	1,291	123,613
Peabody Energy Corp.	438	8,326
Phillips 66	955	79,475
Pioneer Natural Resources Co.	230	44,452
QEP Resources, Inc.	300	9,207
Range Resources Corp.	265	23,969
Rowan Cos. PLC *	202	6,246
Schlumberger, Ltd.	2,124	215,692
Southwestern Energy Co. *	570	27,292
Spectra Energy Corp.	1,089	43,244
Tesoro Corp.	215	12,102
Transocean, Ltd.	551	23,732
Valero Energy Corp.	865	49,452
Williams Cos., Inc.	1,111	46,851
		2,844,578
Financials 15.9%
ACE, Ltd.	547	55,968
AFLAC, Inc.	740	46,413
Allstate Corp.	726	41,346
American Express Co.	1,484	129,745
American International Group, Inc.	2,381	126,502
Ameriprise Financial, Inc.	310	34,605
AON PLC	500	42,440
Apartment Investment & Management Co., Class A (REIT)	237	7,307
Assurant, Inc.	118	7,954
AvalonBay Communities, Inc. (REIT)	197	26,900
Bank of America Corp.	17,179	260,090
Bank of New York Mellon Corp.	1,845	62,490
BB&T Corp.	1,146	42,780
Berkshire Hathaway, Inc., Class B *	2,921	376,370
BlackRock, Inc., Class A	203	61,103
Boston Properties, Inc. (REIT)	248	29,051

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	April 30, 2014
Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Financials, continued
Capital One Financial Corp.	930	68,727
CBRE Group, Inc., Class A *	452	12,041
Cincinnati Financial Corp.	239	11,649
Citigroup, Inc.	4,935	236,436
CME Group, Inc.	512	36,040
Comerica, Inc.	300	14,472
D&B Corp.	63	6,978
Discover Financial Services, Inc., Class A	765	42,764
E*Trade Financial Corp. *	466	10,462
Equity Residential (REIT)	545	32,395
Essex Property Trust, Inc. (REIT)	100	17,326
Fifth Third BanCorp	1,384	28,524
Franklin Resources, Inc.	656	34,342
General Growth Properties, Inc. (REIT)	847	19,456
Genworth Financial, Inc., Class A *	803	14,334
Goldman Sachs Group, Inc.	681	108,838
Hartford Financial Services Group, Inc.	726	26,042
HCP, Inc. (REIT)	741	31,018
Health Care REIT, Inc.	469	29,589
Host Hotels & Resorts, Inc. (REIT)	1,229	26,362
Hudson City BanCorp, Inc.	773	7,700
Huntington Bancshares, Inc.	1,350	12,366
IntercontinentalExchange Group, Inc.	187	38,230
Invesco, Ltd.	703	24,753
JPMorgan Chase & Co.	6,146	344,052
KeyCorp	1,457	19,873
Kimco Realty Corp. (REIT)	666	15,265
Legg Mason, Inc.	172	8,065
Leucadia National Corp.	509	12,990
Lincoln National Corp.	426	20,665
Loews Corp.	497	21,853
M&T Bank Corp.	211	25,744
Marsh & McLennan Cos., Inc.	892	43,985
MetLife, Inc.	1,822	95,382
Moody's Corp.	307	24,100
Morgan Stanley	2,280	70,520
Northern Trust Corp.	365	21,991
People's United Financial, Inc.	516	7,368
Plum Creek Timber Co., Inc. (REIT)	287	12,513
PNC Financial Services Group	865	72,695
Principal Financial Group, Inc.	445	20,844
Progressive Corp.	897	21,752
Prologis, Inc. (REIT)	810	32,910
Prudential Financial, Inc.	752	60,671
Public Storage (REIT)	235	41,245
Regions Financial Corp.	2,307	23,393

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Financials, continued
Robert Half International, Inc.	225	10,080
Simon Property Group, Inc. (REIT)	510	88,333
SLM Corp.	701	18,051
State Street Corp.	701	45,257
SunTrust Banks, Inc.	870	33,286
T. Rowe Price Group, Inc.	424	34,823
The Charles Schwab Corp.	1,886	50,073
The Chubb Corp.	400	36,832
The Macerich Co. (REIT)	228	14,799
The NASDAQ OMX Group, Inc.	189	6,974
Torchmark Corp.	147	11,716
Travelers Cos., Inc.	572	51,812
U.S. BanCorp	2,953	120,424
Unum Group	424	14,085
Ventas, Inc. (REIT)	478	31,586
Vornado Realty Trust (REIT)	282	28,933
Wells Fargo & Co.	7,771	385,753
Weyerhaeuser Co. (REIT)	947	28,268
XL Group PLC	448	14,045
Zions BanCorp.	300	8,676
		4,293,590
Health Care 13.3%
Abbott Laboratories	2,503	96,966
Abbvie, Inc.	2,572	133,950
Actavis, Inc. PLC *	281	57,417
Aetna, Inc.	589	42,084
Agilent Technologies, Inc.	537	29,019
Alexion Pharmaceuticals, Inc. *	318	50,308
Allergan, Inc.	483	80,101
AmerisourceBergen Corp.	374	24,377
Amgen, Inc.	1,227	137,117
Baxter International, Inc.	882	64,201
Becton Dickinson & Co.	315	35,604
Biogen Idec, Inc. *	384	110,254
Boston Scientific Corp. *	2,171	27,376
Bristol-Myers Squibb Co.	2,662	133,340
C.R. Bard, Inc.	126	17,304
Cardinal Health, Inc.	555	38,578
Carefusion Corp. *	343	13,398
Celgene Corp. *	660	97,027
Cerner Corp. *	480	24,624
CIGNA Corp.	444	35,538
Covidien PLC, ADR	732	52,155
DaVita Healthcare Partners, Inc. *	287	19,889
DENTSPLY International, Inc.	231	10,310
Edwards Lifesciences Corp. *	177	14,420
Eli Lilly & Co.	1,605	94,856

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	April 30, 2014
Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Health Care, continued
Express Scripts Holding, Inc. *	1,261	83,957
Forest Laboratories, Inc. *	385	35,385
Gilead Sciences, Inc. *	2,500	196,225
Hospira, Inc. *	269	12,320
Humana, Inc.	250	27,438
Intuitive Surgical, Inc. *	61	22,064
Johnson & Johnson	4,596	465,529
Laboratory Corp. of America Holdings *	138	13,621
McKesson Corp.	373	63,108
Medtronic, Inc.	1,626	95,640
Merck & Co., Inc.	4,774	279,565
Mylan Laboratories, Inc. *	604	30,671
Patterson Cos., Inc.	137	5,576
PerkinElmer, Inc.	182	7,639
Perrigo Co. PLC	216	31,290
Pfizer, Inc.	10,364	324,186
Quest Diagnostics, Inc.	236	13,199
Regeneron Pharmaceuticals, Inc. *	127	37,705
St. Jude Medical, Inc.	461	29,260
Stryker Corp.	479	37,242
Tenet Healthcare Corp. *	161	7,258
Thermo Fisher Scientific, Inc.	636	72,504
UnitedHealth Group, Inc.	1,608	120,664
Varian Medical Systems, Inc. *	171	13,603
Vertex Pharmaceuticals, Inc. *	380	25,726
Waters Corp. *	139	13,697
WellPoint, Inc.	459	46,212
Zimmer Holdings, Inc.	275	26,620
Zoetis, Inc.	813	24,601
		3,602,718
Industrials 11.1%
3M Co.	1,023	142,289
Allegion PLC	147	7,254
AMETEK, Inc.	397	20,930
Avery Dennison Corp.	157	7,640
C.H. Robinson Worldwide, Inc.	246	14,489
CarMax, Inc. *	290	12,696
Caterpillar, Inc.	1,034	108,984
Cintas Corp.	163	9,606
Crown Castle International Corp. (REIT)	542	39,420
CSX Corp.	1,636	46,168
Cummins, Inc.	283	42,691
Danaher Corp.	974	71,472
Deere & Co.	600	56,004
Delta Air Lines, Inc.	1,380	50,826
Dover Corp.	276	23,846

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Industrials, continued
Eaton Corp. PLC	771	56,005
Emerson Electric Co.	1,144	77,998
Equifax, Inc.	199	14,091
Expeditors International of Washington, Inc.	334	13,774
Fastenal Co.	443	22,185
FedEx Corp.	451	61,449
Flowserve Corp.	226	16,509
Fluor Corp.	260	19,682
General Dynamics Corp.	528	57,790
General Electric Co.	16,285	437,904
Honeywell International, Inc.	1,270	117,983
Illinois Tool Works, Inc.	635	54,121
Ingersoll-Rand PLC	420	25,116
Iron Mountain, Inc.	276	7,849
Jacobs Engineering Group, Inc. *	214	12,348
Joy Global, Inc.	162	9,782
Kansas City Southern Industries, Inc.	179	18,058
L-3 Communications Holdings, Inc.	139	16,036
Lockheed Martin Corp.	437	71,729
Masco Corp.	579	11,632
Nielsen Holdings NV	458	21,503
Norfolk Southern Corp.	502	47,454
Northrop Grumman Corp.	352	42,772
PACCAR, Inc.	575	36,789
Pall Corp.	180	15,147
Parker Hannifin Corp.	242	30,705
Pentair, Ltd.	324	24,070
Pitney Bowes, Inc.	328	8,790
Precision Castparts Corp.	236	59,729
Quanta Services, Inc. *	350	12,348
Raytheon Co.	511	48,790
Republic Services, Inc., Class A	439	15,405
Rockwell Automation, Inc.	225	26,816
Rockwell Collins, Inc.	219	17,005
Roper Industries, Inc.	160	22,232
Ryder System, Inc.	86	7,067
Snap-on, Inc.	94	10,904
Southwest Airlines Co.	1,132	27,360
Stanley Black & Decker, Inc.	252	21,644
Stericycle, Inc. *	140	16,302
Textron, Inc.	457	18,691
The ADT Corp.	296	8,951
The Boeing Co.	1,111	143,342
Tiffany & Co.	179	15,661
Tyco International, Ltd.	747	30,552
Union Pacific Corp.	739	140,727
United Parcel Service, Inc., Class B	1,153	113,571

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	April 30, 2014
Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Industrials, continued
United Technologies Corp.	1,365	161,521
W.W. Grainger, Inc.	99	25,186
Waste Management, Inc.	701	31,159
Xylem, Inc.	299	11,239
		2,989,788
Information Technology 18.7%
Accenture PLC	1,033	82,868
Adobe Systems, Inc. *	755	46,576
Akamai Technologies, Inc. *	300	15,921
Alliance Data Systems Corp. *	86	20,803
Altera Corp.	522	16,975
Amphenol Corp., Class A	257	24,505
Analog Devices, Inc.	505	25,901
Apple, Inc.	1,447	853,860
Applied Materials, Inc.	1,957	37,300
Autodesk, Inc. *	368	17,671
Automatic Data Processing, Inc.	782	60,965
Broadcom Corp., Class A	896	27,606
CA, Inc.	528	15,914
Cisco Systems, Inc.	8,373	193,500
Citrix Systems, Inc. *	303	17,971
Cognizant Technology Solutions Corp. *	982	47,043
Computer Sciences Corp.	239	14,144
Corning, Inc.	2,262	47,298
eBay, Inc. *	1,886	97,751
Electronic Arts, Inc. *	502	14,207
EMC Corp.	3,292	84,934
F5 Networks, Inc. *	109	11,464
Facebook, Inc. *	2,777	166,008
Fidelity National Information Services, Inc.	473	25,273
First Solar, Inc. *	113	7,626
Fiserv, Inc. *	413	25,102
FLIR Systems, Inc.	230	7,829
Google, Inc., Class A *	458	244,975
Google, Inc., Class C *	458	241,210
Harris Corp.	175	12,866
Hewlett-Packard Co.	3,080	101,825
Intel Corp.	8,082	215,710
International Business Machines Corp.	1,587	311,797
Intuit, Inc.	463	35,072
Jabil Circuit, Inc.	300	5,178
Juniper Networks, Inc. *	821	20,270
KLA-Tencor Corp.	270	17,277
Lam Research Corp. *	264	15,209
Linear Technology Corp.	380	16,910

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Information Technology, continued
LSI Logic Corp.	886	9,870
Mastercard, Inc., Class A	1,658	121,946
Microchip Technology, Inc.	322	15,308
Micron Technology, Inc. *	1,710	44,665
Microsoft Corp.	12,265	495,506
Motorola Solutions, Inc.	367	23,334
NetApp, Inc.	538	19,158
NVIDIA Corp.	900	16,623
Oracle Corp.	5,629	230,114
Paychex, Inc.	528	22,076
Qualcomm, Inc.	2,748	216,295
Red Hat, Inc. *	308	14,984
Salesforce.com, Inc. *	902	46,588
SanDisk Corp.	367	31,184
Seagate Technology PLC	530	27,867
Symantec Corp.	1,131	22,937
TE Connectivity, Ltd.	667	39,340
Teradata Corp. *	258	11,729
Texas Instruments, Inc.	1,762	80,083
Total System Services, Inc.	271	8,610
VeriSign, Inc. *	209	9,861
Visa, Inc., Class A	823	166,748
Western Digital Corp.	342	30,140
Western Union Co.	897	14,235
Xerox Corp.	1,810	21,883
Xilinx, Inc.	436	20,575
Yahoo!, Inc. *	1,524	54,788
		5,061,761
Materials 3.5%
Air Products & Chemicals, Inc.	343	40,310
Airgas, Inc.	109	11,582
Alcoa, Inc.	1,739	23,424
Allegheny Technologies, Inc.	175	7,210
Ball Corp.	228	12,811
Bemis Co., Inc.	167	6,720
CF Industries Holdings, Inc.	100	24,517
E.I. du Pont de Nemours & Co.	1,499	100,912
Eastman Chemical Co.	250	21,793
Ecolab, Inc.	440	46,042
FMC Corp.	216	16,632
Freeport-McMoRan Copper & Gold, Inc., Class B	1,688	58,017
International Flavors & Fragrances, Inc.	132	13,005
International Paper Co.	712	33,215
Lyondellbasell Industries NV, Class A	701	64,842
MeadWestvaco Corp.	300	11,721
Monsanto Co.	851	94,205

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	April 30, 2014
Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Materials, continued
Newmont Mining Corp.	809	20,087
Nucor Corp.	517	26,755
Owens-Illinois, Inc. *	268	8,517
PPG Industries, Inc.	225	43,565
Praxair, Inc.	478	62,403
Sealed Air Corp.	318	10,911
Sherwin-Williams Co.	138	27,578
Sigma-Aldrich Corp.	194	18,665
The Dow Chemical Co.	1,963	97,953
The Mosaic Co.	554	27,722
U.S. Steel Corp.	235	6,115
Vulcan Materials Co.	211	13,616
		950,845
Technology 0.3%
American Tower Corp. (REIT)	641	53,536
McGraw-Hill Cos., Inc.	440	32,529
		86,065
Telecommunication Services 2.5%
AT&T, Inc.	8,454	301,808
CenturyLink, Inc.	939	32,780
Frontier Communications Corp.	1,625	9,669
Verizon Communications, Inc.	6,724	314,213
Windstream Holdings, Inc.	969	8,789
		667,259
Utilities 3.4%
AES Corp.	1,067	15,418
AGL Resources, Inc.	193	10,422
Ameren Corp.	394	16,276
American Electric Power Co., Inc.	792	42,618
CenterPoint Energy, Inc.	696	17,233
CMS Energy Corp.	432	13,094
Consolidated Edison, Inc.	476	27,622
Dominion Resources, Inc.	943	68,406
DTE Energy Co.	287	22,426
Duke Energy Corp.	1,143	85,142
Edison International	529	29,920
Entergy Corp.	290	21,025
Equities Corp.	245	26,703
Exelon Corp.	1,387	48,587
FirstEnergy Corp.	680	22,950
Integrys Energy Group, Inc.	129	7,905
NextEra Energy, Inc.	707	70,594
NiSource, Inc.	509	18,487
Northeast Utilities	512	24,197
NRG Energy, Inc.	525	17,178
ONEOK, Inc.	335	21,179
Pepco Holdings, Inc.	406	10,865
PG&E Corp.	730	33,273

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Utilities, continued
Pinnacle West Capital Corp.	178	9,959
PPL Corp.	1,024	34,140
Public Service Enterprise Group, Inc.	822	33,677
SCANA Corp.	228	12,239
Sempra Energy	369	36,387
Southern Co.	1,433	65,674
TECO Energy, Inc.	332	5,963
Wisconsin Energy Corp.	368	17,841
Xcel Energy, Inc.	809	25,783
		913,183
TOTAL COMMON STOCKS (Cost $24,219,538)		27,283,622

TOTAL INVESTMENTS (Cost $24,219,538) — 100.9%		27,283,622
Other Net Assets (Liabilities):
Written Call Options (1.1)%		(310,161)
Other Net Assets 0.2%		50,143
Total Other Net Assets (Liabilities) (0.9)%		(260,018)
NET ASSETS 100.0%		$27,023,604

*	Non-income producing security

ADR   American Depositary Receipt
REIT   Real Estate Investment Trust

The Horizons S&P 500 Covered Call ETF was invested in the following sectors as of April 30, 2014:

	Value	% of Net Assets
Information Technology	$5,061,761	18.7%
Financials	4,293,590	15.9%
Health Care	3,602,718	13.3%
Consumer Discretionary	3,222,651	11.9%
Industrials	2,989,788	11.1%
Energy	2,844,578	10.5%
Consumer Staples	2,651,184	9.8%
Materials	950,845	3.5%
Utilities	913,183	3.4%
Telecommunication Services	667,259	2.5%
Technology	86,065	0.3%
Written Call Options	(310,161)	(1.1%)
Other Net Assets	50,143	0.2%
Total	$27,023,604	100.0%

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS	April 30, 2014

Number of Contracts		Value ($)
Written Call Options (1.1)%
(7)	3M Co., Strike @ 140.00 Exp 5/17/14	(774)
(15)	Abbott Laboratories, Strike @ 39.00 Exp 5/17/14	(548)
(19)	Abbvie, Inc., Strike @ 50.00 Exp 5/17/14	(4,607)
(8)	Accenture PLC, Strike @ 80.00 Exp 5/17/14	(959)
(5)	ACE, Ltd., Strike @ 105.00 Exp 5/17/14	(75)
(2)	Actavis, Inc. PLC, Strike @ 210.00 Exp 5/17/14	(505)
(5)	Adobe Systems, Inc., Strike @ 65.00 Exp 5/17/14	(288)
(5)	Aetna, Inc., Strike @ 70.00 Exp 5/17/14	(1,079)
(7)	AFLAC, Inc., Strike @ 65.00 Exp 5/17/14	(77)
(3)	Agilent Technologies, Inc., Strike @ 55.00 Exp 5/17/14	(278)
(2)	Air Products & Chemicals, Inc., Strike @ 120.00 Exp 5/17/14	(240)
(1)	Airgas, Inc., Strike @ 110.00 Exp 5/17/14	(50)
(3)	Akamai Technologies, Inc., Strike @ 60.00 Exp 5/17/14	(186)
(13)	Alcoa, Inc., Strike @ 14.00 Exp 5/17/14	(150)
(3)	Alexion Pharmaceuticals, Inc., Strike @ 165.00 Exp 5/17/14	(930)
(1)	Allegheny Technologies, Inc., Strike @ 42.50 Exp 5/17/14	(40)
(1)	Allegion PLC, Strike @ 55.00 Exp 5/17/14	(25)
(3)	Allergan, Inc., Strike @ 135.00 Exp 5/17/14	(9,299)
(7)	Allstate Corp., Strike @ 57.50 Exp 5/17/14	(490)
(4)	Altera Corp., Strike @ 36.00 Exp 5/17/14	(10)
(32)	Altria Group, Inc., Strike @ 39.00 Exp 5/17/14	(4,015)
(47)	Amazon.com, Inc. MINI, Strike @ 345.00 Exp 5/17/14	(162)
(14)	American Express Co., Strike @ 90.00 Exp 5/17/14	(490)
(19)	American International Group, Inc., Strike @ 52.50 Exp 5/17/14	(2,954)
(6)	American Tower Corp. (REIT), Strike @ 85.00 Exp 5/17/14	(345)
(3)	Ameriprise Financial, Inc., Strike @ 110.00 Exp 5/17/14	(758)
(3)	AmerisourceBergen Corp., Strike @ 67.50 Exp 5/17/14	(38)
(10)	Amgen, Inc., Strike @ 120.00 Exp 5/17/14	(140)
(2)	Amphenol Corp., Class A, Strike @ 95.00 Exp 5/17/14	(310)
(5)	Anadarko Petroleum Corp., Strike @ 100.00 Exp 5/17/14	(992)
(5)	Analog Devices, Inc., Strike @ 55.00 Exp 5/17/14	(38)
(5)	AON PLC, Strike @ 85.00 Exp 5/17/14	(624)
(4)	Apache Corp., Strike @ 85.00 Exp 5/17/14	(1,105)
(2)	Apartment Investment & Management Co., Class A (REIT), Strike @ 30.00 Exp 5/17/14	(195)
(144)	Apple, Inc. MINI, Strike @ 545.00 Exp 5/17/14	(65,519)
(16)	Applied Materials, Inc., Strike @ 20.00 Exp 5/17/14	(456)
(7)	Archer-Daniels-Midland Co., Strike @ 46.00 Exp 5/17/14	(49)
(1)	Assurant, Inc., Strike @ 67.50 Exp 5/17/14	(93)
(84)	AT&T, Inc., Strike @ 37.00 Exp 5/17/14	(462)
(3)	Autodesk, Inc., Strike @ 50.00 Exp 5/17/14	(380)
(6)	Automatic Data Processing, Inc., Strike @ 77.50 Exp 5/17/14	(735)
(1)	AvalonBay Communities, Inc., Strike @ 135.00 Exp 5/17/14	(243)
(7)	Avon Products, Inc., Strike @ 16.00 Exp 5/17/14	(263)
(7)	Baker Hughes, Inc., Strike @ 72.50 Exp 5/17/14	(252)
(10)	Bank of New York Mellon Corp., Strike @ 34.00 Exp 5/17/14	(450)
(8)	Baxter International, Inc., Strike @ 75.00 Exp 5/17/14	(144)
(11)	BB&T Corp., Strike @ 39.00 Exp 5/17/14	(50)
(2)	Becton Dickinson & Co., Strike @ 115.00 Exp 5/17/14	(200)

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	April 30, 2014
Number of Contracts		Value ($)
Written Call Options, Continued
(3)	Bed Bath & Beyond, Inc., Strike @ 65.00 Exp 5/17/14	(47)
(29)	Berkshire Hathaway, Inc., Class B, Strike @ 130.00 Exp 5/17/14	(2,769)
(4)	Best Buy Co., Inc., Strike @ 26.00 Exp 5/17/14	(254)
(3)	Biogen Idec, Inc., Strike @ 315.00 Exp 5/17/14	(405)
(2)	BlackRock, Inc., Class A, Strike @ 320.00 Exp 5/17/14	(70)
(3)	BorgWarner, Inc., Strike @ 65.00 Exp 5/17/14	(135)
(2)	Boston Properties, Inc., Strike @ 120.00 Exp 5/17/14	(90)
(16)	Boston Scientific Corp., Strike @ 14.00 Exp 5/17/14	(48)
(15)	Bristol-Myers Squibb Co., Strike @ 50.00 Exp 5/17/14	(1,852)
(6)	Broadcom Corp., Class A, Strike @ 31.00 Exp 5/17/14	(270)
(2)	Brown-Forman Corp., Class B, Strike @ 90.00 Exp 5/17/14	(480)
(2)	C.H. Robinson Worldwide, Inc., Strike @ 57.50 Exp 5/17/14	(360)
(1)	C.R. Bard, Inc., Strike @ 145.00 Exp 5/17/14	(25)
(4)	CA, Inc., Strike @ 31.00 Exp 5/17/14	(140)
(3)	Cablevision Systems Corp., Class A, Strike @ 17.00 Exp 5/17/14	(113)
(4)	Cabot Oil & Gas Corp., Strike @ 35.00 Exp 5/17/14	(1,719)
(3)	Cameron International Corp., Strike @ 67.50 Exp 5/17/14	(75)
(3)	Campbell Soup Co., Strike @ 46.00 Exp 5/17/14	(105)
(8)	Capital One Financial Corp., Strike @ 77.50 Exp 5/17/14	(60)
(4)	Cardinal Health, Inc., Strike @ 70.00 Exp 5/17/14	(490)
(3)	Carefusion Corp., Strike @ 40.00 Exp 5/17/14	(143)
(2)	CarMax, Inc., Strike @ 45.00 Exp 5/17/14	(60)
(5)	Carnival Corp., Strike @ 38.00 Exp 5/17/14	(800)
(7)	Caterpillar, Inc., Strike @ 105.00 Exp 5/17/14	(1,186)
(4)	CBRE Group, Inc., Class A, Strike @ 28.00 Exp 5/17/14	(70)
(6)	CBS Corp., Class B, Strike @ 62.50 Exp 5/17/14	(375)
(5)	Celgene Corp., Strike @ 150.00 Exp 5/17/14	(1,314)
(5)	CenterPoint Energy, Inc., Strike @ 25.00 Exp 5/17/14	(175)
(9)	CenturyLink, Inc., Strike @ 36.00 Exp 5/17/14	(203)
(3)	Cerner Corp., Strike @ 55.00 Exp 5/17/14	(23)
(1)	CF Industries Holdings, Inc., Strike @ 260.00 Exp 5/17/14	(144)
(6)	Chesapeake Energy Corp., Strike @ 29.00 Exp 5/17/14	(549)
(23)	Chevron Corp., Strike @ 125.00 Exp 5/17/14	(4,369)
(3)	CIGNA Corp., Strike @ 77.50 Exp 5/17/14	(1,079)
(2)	Cincinnati Financial Corp., Strike @ 50.00 Exp 5/17/14	(25)
(1)	Cintas Corp., Strike @ 57.50 Exp 5/17/14	(188)
(83)	Cisco Systems, Inc., Strike @ 24.00 Exp 5/17/14	(2,199)
(49)	Citigroup, Inc., Strike @ 50.00 Exp 5/17/14	(539)
(3)	Citrix Systems, Inc., Strike @ 60.00 Exp 5/17/14	(330)
(2)	Clorox Co., Strike @ 92.50 Exp 5/17/14	(105)
(3)	CME Group, Inc., Strike @ 70.00 Exp 5/17/14	(473)
(4)	Coach, Inc., Strike @ 52.50 Exp 5/17/14	(10)
(61)	Coca-Cola Co., Strike @ 41.00 Exp 5/17/14	(1,951)
(3)	Coca-Cola Enterprises, Inc., Strike @ 46.00 Exp 5/17/14	(120)
(9)	Cognizant Technology Solutions Corp., Strike @ 52.50 Exp 5/17/14	(180)
(9)	Colgate-Palmolive Co., Strike @ 67.50 Exp 5/17/14	(585)
(27)	Comcast Corp., Class A, Strike @ 50.00 Exp 5/17/14	(5,224)

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	April 30, 2014
Number of Contracts		Value ($)
Written Call Options, Continued
(3)	Comerica, Inc., Strike @ 50.00 Exp 5/17/14	(68)
(2)	Computer Sciences Corp., Strike @ 65.00 Exp 5/17/14	(100)
(11)	ConocoPhillips, Strike @ 75.00 Exp 5/17/14	(732)
(3)	CONSOL Energy, Inc., Strike @ 43.00 Exp 5/17/14	(564)
(3)	Consolidated Edison, Inc., Strike @ 57.50 Exp 5/17/14	(270)
(2)	Constellation Brands, Inc., Strike @ 82.50 Exp 5/17/14	(75)
(12)	Corning, Inc., Strike @ 21.00 Exp 5/17/14	(396)
(5)	Costco Wholesale Corp., Strike @ 115.00 Exp 5/17/14	(813)
(7)	Covidien PLC, ADR, Strike @ 72.50 Exp 5/17/14	(315)
(5)	Crown Castle International Corp. (REIT), Strike @ 77.50 Exp 5/17/14	(25)
(2)	Cummins, Inc., Strike @ 150.00 Exp 5/17/14	(605)
(13)	CVS Caremark Corp., Strike @ 75.00 Exp 5/17/14	(579)
(4)	D.R. Horton, Inc., Strike @ 23.00 Exp 5/17/14	(106)
(9)	Danaher Corp., Strike @ 75.00 Exp 5/17/14	(405)
(2)	Darden Restaurants, Inc., Strike @ 50.00 Exp 5/17/14	(145)
(2)	DaVita Healthcare Partners, Inc., Strike @ 70.00 Exp 5/17/14	(240)
(4)	Deere & Co., Strike @ 95.00 Exp 5/17/14	(344)
(3)	Delphi Automotive PLC, Strike @ 67.50 Exp 5/17/14	(278)
(13)	Delta Air Lines, Inc., Strike @ 36.00 Exp 5/17/14	(1,949)
(3)	Denbury Resources, Inc., Strike @ 17.00 Exp 5/17/14	(83)
(1)	DENTSPLY International, Inc., Strike @ 45.00 Exp 5/17/14	(83)
(4)	Devon Energy Corp., Strike @ 72.50 Exp 5/17/14	(240)
(1)	Diamond Offshore Drilling, Inc., Strike @ 50.00 Exp 5/17/14	(463)
(7)	DIRECTV, Strike @ 80.00 Exp 5/17/14	(763)
(5)	Discover Financial Services, Inc., Class A, Strike @ 57.50 Exp 5/17/14	(125)
(3)	Discovery Communications, Inc., Class A, Strike @ 80.00 Exp 5/17/14	(105)
(2)	Dollar General Corp., Strike @ 55.00 Exp 5/17/14	(400)
(3)	Dollar Tree, Inc., Strike @ 52.50 Exp 5/17/14	(195)
(9)	Dominion Resources, Inc., Strike @ 72.50 Exp 5/17/14	(810)
(2)	Dover Corp., Strike @ 85.00 Exp 5/17/14	(440)
(3)	Dr. Pepper Snapple Group, Inc., Strike @ 55.00 Exp 5/17/14	(278)
(2)	DTE Energy Co., Strike @ 80.00 Exp 5/17/14	(25)
(11)	Duke Energy Corp., Strike @ 75.00 Exp 5/17/14	(578)
(3)	E*Trade Financial Corp., Strike @ 22.00 Exp 5/17/14	(272)
(9)	E.I. DU Pont de Nemours & Co., Strike @ 67.50 Exp 5/17/14	(536)
(2)	Eastman Chemical Co., Strike @ 92.50 Exp 5/17/14	(10)
(5)	Eaton Corp. PLC, Strike @ 75.00 Exp 5/17/14	(113)
(16)	eBay, Inc., Strike @ 57.50 Exp 5/17/14	(40)
(3)	Ecolab, Inc., Strike @ 110.00 Exp 5/17/14	(15)
(4)	Edison International, Strike @ 57.50 Exp 5/17/14	(140)
(1)	Edwards Lifesciences Corp., Strike @ 85.00 Exp 5/17/14	(68)
(4)	Electronic Arts, Inc., Strike @ 29.00 Exp 5/17/14	(336)
(9)	Eli Lilly & Co., Strike @ 60.00 Exp 5/17/14	(464)
(22)	EMC Corp., Strike @ 27.00 Exp 5/17/14	(143)
(11)	Emerson Electric Co., Strike @ 70.00 Exp 5/17/14	(385)
(3)	Ensco PLC, Class A, ADR, Strike @ 52.50 Exp 5/17/14	(68)
(2)	Entergy Corp., Strike @ 72.50 Exp 5/17/14	(145)
(6)	EOG Resources, Inc., Strike @ 105.00 Exp 5/17/14	(462)

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	April 30, 2014
Number of Contracts		Value ($)
Written Call Options, Continued
(1)	Equities Corp., Strike @ 105.00 Exp 5/17/14	(485)
(5)	Equity Residential (REIT), Strike @ 60.00 Exp 5/17/14	(250)
(1)	Essex Property Trust, Inc., Strike @ 175.00 Exp 5/17/14	(205)
(4)	Estee Lauder Cos., Class A, Strike @ 75.00 Exp 5/17/14	(340)
(13)	Exelon Corp., Strike @ 37.00 Exp 5/17/14	(98)
(1)	Expedia, Inc., Strike @ 80.00 Exp 5/17/14	(165)
(3)	Expeditors International of Washington, Inc., Strike @ 41.00 Exp 5/17/14	(338)
(10)	Express Scripts Holding, Inc., Strike @ 75.00 Exp 5/17/14	(30)
(32)	Exxon Mobil Corp., Strike @ 100.00 Exp 5/17/14	(8,751)
(1)	F5 Networks, Inc., Strike @ 115.00 Exp 5/17/14	(42)
(22)	Facebook, Inc., Strike @ 65.00 Exp 5/17/14	(1,055)
(1)	Family Dollar Stores, Inc., Strike @ 57.50 Exp 5/17/14	(190)
(4)	Fastenal Co., Strike @ 52.50 Exp 5/17/14	(70)
(2)	FedEx Corp., Strike @ 135.00 Exp 5/17/14	(531)
(4)	Fidelity National Information Services, Inc., Strike @ 55.00 Exp 5/17/14	(166)
(1)	First Solar, Inc., Strike @ 75.00 Exp 5/17/14	(113)
(6)	FirstEnergy Corp., Strike @ 35.00 Exp 5/17/14	(75)
(4)	Fiserv, Inc., Strike @ 60.00 Exp 5/17/14	(520)
(2)	FLIR Systems, Inc., Strike @ 37.00 Exp 5/17/14	(25)
(1)	Flowserve Corp., Strike @ 80.00 Exp 5/17/14	(8)
(2)	Fluor Corp., Strike @ 80.00 Exp 5/17/14	(75)
(2)	FMC Corp., Strike @ 80.00 Exp 5/17/14	(105)
(3)	FMC Technologies, Inc., Strike @ 57.50 Exp 5/17/14	(203)
(3)	Forest Laboratories, Inc., Strike @ 92.50 Exp 5/17/14	(480)
(5)	Franklin Resources, Inc., Strike @ 55.00 Exp 5/17/14	(75)
(11)	Freeport-McMoRan Copper & Gold, Inc., Class B, Strike @ 34.00 Exp 5/17/14	(946)
(1)	Gamestop Corp., Strike @ 44.00 Exp 5/17/14	(17)
(3)	Gannett Co., Inc., Strike @ 28.00 Exp 5/17/14	(75)
(4)	Gap, Inc., Strike @ 41.00 Exp 5/17/14	(120)
(1)	Garmin, Ltd., Strike @ 57.50 Exp 5/17/14	(87)
(3)	General Dynamics Corp., Strike @ 110.00 Exp 5/17/14	(413)
(118)	General Electric Co., Strike @ 27.00 Exp 5/17/14	(2,831)
(6)	General Growth Properties, Inc., Strike @ 23.00 Exp 5/17/14	(174)
(6)	General Mills, Inc., Strike @ 52.50 Exp 5/17/14	(534)
(15)	General Motors Co., Strike @ 35.00 Exp 5/17/14	(705)
(2)	Genuine Parts Co., Strike @ 90.00 Exp 5/17/14	(50)
(5)	Genworth Financial, Inc., Class A, Strike @ 17.00 Exp 5/17/14	(495)
(17)	Gilead Sciences, Inc., Strike @ 72.50 Exp 5/17/14	(10,794)
(6)	Goldman Sachs Group, Inc., Strike @ 165.00 Exp 5/17/14	(372)
(4)	Goodyear Tire & Rubber Co., Strike @ 29.00 Exp 5/17/14	(20)
(4)	Google, Inc., Class A, Strike @ 595.00 Exp 5/17/14	(50)
(4)	Google, Inc., Class C, Strike @ 585.00 Exp 5/17/14	(80)
(4)	H&R Block, Inc., Strike @ 30.00 Exp 5/17/14	(80)
(10)	Halliburton Co., Strike @ 62.50 Exp 5/17/14	(1,509)
(3)	Harley-Davidson, Inc., Strike @ 70.00 Exp 5/17/14	(1,184)
(1)	Harman International Industries, Inc., Strike @ 115.00 Exp 5/17/14	(223)
(1)	Harris Corp., Strike @ 75.00 Exp 5/17/14	(45)
(7)	Hartford Financial Services Group, Inc., Strike @ 36.00 Exp 5/17/14	(343)

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	April 30, 2014
Number of Contracts		Value ($)
Written Call Options, Continued
(1)	Hasbro, Inc., Strike @ 55.00 Exp 5/17/14	(90)
(1)	Helmerich & Payne, Inc., Strike @ 115.00 Exp 5/17/14	(23)
(3)	Hess Corp., Strike @ 87.50 Exp 5/17/14	(719)
(30)	Hewlett-Packard Co., Strike @ 34.00 Exp 5/17/14	(825)
(10)	Honeywell International, Inc., Strike @ 95.00 Exp 5/17/14	(365)
(2)	Hormel Foods Corp., Strike @ 50.00 Exp 5/17/14	(15)
(2)	Hospira, Inc., Strike @ 45.00 Exp 5/17/14	(280)
(6)	Host Hotels & Resorts, Inc., Strike @ 21.00 Exp 5/17/14	(420)
(2)	Humana, Inc., Strike @ 110.00 Exp 5/17/14	(640)
(4)	Illinois Tool Works, Inc., Strike @ 85.00 Exp 5/17/14	(460)
(3)	Ingersoll-Rand PLC, Strike @ 60.00 Exp 5/17/14	(278)
(39)	Intel Corp., Strike @ 27.00 Exp 5/17/14	(527)
(1)	IntercontinentalExchange Group, Inc., Strike @ 200.00 Exp 5/17/14	(680)
(9)	International Business Machines Corp., Strike @ 190.00 Exp 5/17/14	(6,029)
(1)	International Flavors & Fragrances, Inc., Strike @ 95.00 Exp 5/17/14	(420)
(4)	International Game Technology, Strike @ 15.00 Exp 5/17/14	(10)
(6)	International Paper Co., Strike @ 47.00 Exp 5/17/14	(291)
(4)	Intuit, Inc., Strike @ 77.50 Exp 5/17/14	(250)
(5)	Invesco, Ltd., Strike @ 36.00 Exp 5/17/14	(188)
(2)	Iron Mountain, Inc., Strike @ 30.00 Exp 5/17/14	(150)
(2)	Jabil Circuit, Inc., Strike @ 18.00 Exp 5/17/14	(20)
(2)	Jacobs Engineering Group, Inc., Strike @ 65.00 Exp 5/17/14	(15)
(30)	Johnson & Johnson, Strike @ 100.00 Exp 5/17/14	(5,834)
(10)	Johnson Controls, Inc., Strike @ 49.00 Exp 5/17/14	(50)
(1)	Joy Global, Inc., Strike @ 62.50 Exp 5/17/14	(41)
(61)	JPMorgan Chase & Co., Strike @ 57.50 Exp 5/17/14	(1,402)
(5)	Juniper Networks, Inc., Strike @ 26.00 Exp 5/17/14	(68)
(1)	Kansas City Southern Industries, Inc., Strike @ 110.00 Exp 5/17/14	(8)
(3)	Kellogg Co., Strike @ 67.50 Exp 5/17/14	(285)
(2)	Keurig Green Mountain, Inc., Strike @ 110.00 Exp 5/17/14	(250)
(6)	Kimberly-Clark Corp., Strike @ 115.00 Exp 5/17/14	(210)
(4)	Kimco Realty Corp., Strike @ 22.50 Exp 5/17/14	(220)
(2)	KLA-Tencor Corp., Strike @ 70.00 Exp 5/17/14	(10)
(3)	Kohl's Corp., Strike @ 57.50 Exp 5/17/14	(158)
(6)	Kraft Foods Group, Inc., Strike @ 57.50 Exp 5/17/14	(330)
(6)	Kroger Co., Strike @ 45.00 Exp 5/17/14	(780)
(4)	L Brands, Inc., Strike @ 56.50 Exp 5/17/14	(110)
(1)	L-3 Communications Holdings, Inc., Strike @ 120.00 Exp 5/17/14	(45)
(1)	Laboratory Corp. of America Holdings, Strike @ 105.00 Exp 5/17/14	(18)
(2)	Lam Research Corp., Strike @ 55.00 Exp 5/17/14	(600)
(1)	Legg Mason, Inc., Strike @ 48.00 Exp 5/17/14	(60)
(2)	Lennar Corp., Strike @ 41.00 Exp 5/17/14	(33)
(4)	Lincoln National Corp., Strike @ 50.00 Exp 5/17/14	(218)
(3)	Linear Technology Corp., Strike @ 47.00 Exp 5/17/14	(30)
(4)	Lockheed Martin Corp., Strike @ 165.00 Exp 5/17/14	(750)
(3)	Lorillard, Inc., Strike @ 55.00 Exp 5/17/14	(1,417)
(13)	Lowe's Cos., Inc., Strike @ 48.00 Exp 5/17/14	(169)
(4)	Lyondellbasell Industries NV, Class A, Strike @ 92.50 Exp 5/17/14	(630)

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	April 30, 2014
Number of Contracts		Value ($)
Written Call Options, Continued
(2)	M&T Bank Corp., Strike @ 125.00 Exp 5/17/14	(70)
(5)	Macy's, Inc., Strike @ 60.00 Exp 5/17/14	(233)
(11)	Marathon Oil Corp., Strike @ 38.00 Exp 5/17/14	(127)
(4)	Marathon Petroleum Corp., Strike @ 95.00 Exp 5/17/14	(610)
(3)	Marriott International, Inc., Class A, Strike @ 57.50 Exp 5/17/14	(323)
(6)	Marsh & McLennan Cos., Inc., Strike @ 49.00 Exp 5/17/14	(570)
(4)	Masco Corp., Strike @ 23.00 Exp 5/17/14	(10)
(9)	Mastercard, Inc., Class A, Strike @ 75.00 Exp 5/17/14	(855)
(5)	Mattel, Inc., Strike @ 39.00 Exp 5/17/14	(338)
(16)	McDonald's Corp., Strike @ 105.00 Exp 5/17/14	(368)
(3)	McGraw-Hill Cos., Inc., Strike @ 77.50 Exp 5/17/14	(105)
(3)	McKesson Corp., Strike @ 175.00 Exp 5/17/14	(405)
(2)	Mead Johnson Nutrition Co., Strike @ 85.00 Exp 5/17/14	(745)
(3)	MeadWestvaco Corp., Strike @ 40.00 Exp 5/17/14	(45)
(13)	Medtronic, Inc., Strike @ 60.00 Exp 5/17/14	(371)
(31)	Merck & Co., Inc., Strike @ 57.50 Exp 5/17/14	(5,424)
(13)	MetLife, Inc., Strike @ 52.50 Exp 5/17/14	(1,156)
(3)	Michael Kors Holdings, Ltd., Strike @ 95.00 Exp 5/17/14	(255)
(2)	Microchip Technology, Inc., Strike @ 48.00 Exp 5/17/14	(165)
(11)	Micron Technology, Inc., Strike @ 24.00 Exp 5/17/14	(2,557)
(91)	Microsoft Corp., Strike @ 41.00 Exp 5/17/14	(2,911)
(1)	Mohawk Industries, Inc., Strike @ 140.00 Exp 5/17/14	(128)
(2)	Molson Coors Brewing Co., Strike @ 60.00 Exp 5/17/14	(225)
(27)	Mondelez International, Inc., Strike @ 36.00 Exp 5/17/14	(1,241)
(6)	Monsanto Co., Strike @ 115.00 Exp 5/17/14	(219)
(2)	Monster Beverage Corp., Strike @ 70.00 Exp 5/17/14	(220)
(2)	Moody's Corp., Strike @ 80.00 Exp 5/17/14	(141)
(22)	Morgan Stanley, Strike @ 32.00 Exp 5/17/14	(341)
(3)	Motorola Solutions, Inc., Strike @ 65.00 Exp 5/17/14	(203)
(2)	Murphy Oil Corp., Strike @ 65.00 Exp 5/17/14	(145)
(5)	Mylan Laboratories, Inc., Strike @ 50.00 Exp 5/17/14	(1,104)
(4)	Nabors Industries, Ltd., Strike @ 26.00 Exp 5/17/14	(162)
(6)	National-Oilwell Varco, Inc., Strike @ 85.00 Exp 5/17/14	(30)
(5)	NetApp, Inc., Strike @ 38.00 Exp 5/17/14	(45)
(1)	Netflix.com, Inc., Strike @ 380.00 Exp 5/17/14	(44)
(3)	Newell Rubbermaid, Inc., Strike @ 30.00 Exp 5/17/14	(210)
(2)	Newfield Exploration Co., Strike @ 35.00 Exp 5/17/14	(75)
(8)	Newmont Mining Corp., Strike @ 25.00 Exp 5/17/14	(452)
(4)	News Corp., Class A, Strike @ 17.00 Exp 5/17/14	(190)
(7)	NextEra Energy, Inc., Strike @ 100.00 Exp 5/17/14	(1,032)
(2)	Nielsen Holdings NV, Strike @ 45.00 Exp 5/17/14	(420)
(8)	Nike, Inc., Class B, Strike @ 75.00 Exp 5/17/14	(248)
(5)	NiSource, Inc., Strike @ 37.00 Exp 5/17/14	(88)
(4)	Noble Corp. PLC, Strike @ 32.00 Exp 5/17/14	(62)
(4)	Noble Energy, Inc., Strike @ 75.00 Exp 5/17/14	(120)
(2)	Nordstrom, Inc., Strike @ 62.50 Exp 5/17/14	(150)
(3)	Norfolk Southern Corp., Strike @ 97.50 Exp 5/17/14	(90)
(2)	Northern Trust Corp., Strike @ 60.00 Exp 5/17/14	(200)

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	April 30, 2014
Number of Contracts		Value ($)
Written Call Options, Continued
(3)	Northrop Grumman Corp., Strike @ 125.00 Exp 5/17/14	(188)
(5)	NRG Energy, Inc., Strike @ 34.00 Exp 5/17/14	(113)
(3)	Nucor Corp., Strike @ 52.50 Exp 5/17/14	(156)
(5)	NVIDIA Corp., Strike @ 19.00 Exp 5/17/14	(190)
(8)	Occidental Petroleum Corp., Strike @ 97.50 Exp 5/17/14	(824)
(4)	Omnicom Group, Inc., Strike @ 75.00 Exp 5/17/14	(50)
(3)	ONEOK, Inc., Strike @ 62.50 Exp 5/17/14	(435)
(56)	Oracle Corp., Strike @ 41.00 Exp 5/17/14	(3,387)
(1)	O'Reilly Automotive, Inc., Strike @ 150.00 Exp 5/17/14	(165)
(2)	Owens-Illinois, Inc., Strike @ 35.00 Exp 5/17/14	(5)
(4)	PACCAR, Inc., Strike @ 66.60 Exp 5/17/14	(80)
(1)	Pall Corp., Strike @ 90.00 Exp 5/17/14	(13)
(2)	Parker Hannifin Corp., Strike @ 130.00 Exp 5/17/14	(135)
(1)	Patterson Cos., Inc., Strike @ 42.00 Exp 5/17/14	(18)
(5)	Paychex, Inc., Strike @ 42.00 Exp 5/17/14	(163)
(4)	Peabody Energy Corp., Strike @ 18.00 Exp 5/17/14	(470)
(3)	Pentair, Ltd., Strike @ 85.00 Exp 5/17/14	(15)
(24)	PepsiCo, Inc., Strike @ 87.50 Exp 5/17/14	(924)
(1)	PerkinElmer, Inc., Strike @ 45.00 Exp 5/17/14	(15)
(2)	Perrigo Co. PLC, Strike @ 150.00 Exp 5/17/14	(600)
(1)	PetSmart, Inc., Strike @ 67.50 Exp 5/17/14	(118)
(103)	Pfizer, Inc., Strike @ 31.00 Exp 5/17/14	(6,334)
(25)	Philip Morris International, Strike @ 85.00 Exp 5/17/14	(2,974)
(6)	Phillips 66, Strike @ 82.50 Exp 5/17/14	(1,169)
(2)	Pioneer Natural Resources Co., Strike @ 210.00 Exp 5/17/14	(220)
(3)	Pitney Bowes, Inc., Strike @ 27.00 Exp 5/17/14	(128)
(2)	Plum Creek Timber Co., Inc., Strike @ 43.00 Exp 5/17/14	(163)
(6)	PNC Financial Services Group, Strike @ 85.00 Exp 5/17/14	(384)
(1)	Polo Ralph Lauren Corp., Strike @ 160.00 Exp 5/17/14	(223)
(2)	PPG Industries, Inc., Strike @ 200.00 Exp 5/17/14	(130)
(10)	PPL Corp., Strike @ 34.00 Exp 5/17/14	(175)
(4)	Praxair, Inc., Strike @ 135.00 Exp 5/17/14	(60)
(1)	Precision Castparts Corp., Strike @ 260.00 Exp 5/17/14	(273)
(4)	Principal Financial Group, Inc., Strike @ 47.00 Exp 5/17/14	(290)
(33)	Procter & Gamble Co., Strike @ 82.50 Exp 5/17/14	(2,887)
(5)	Progressive Corp., Strike @ 24.00 Exp 5/17/14	(225)
(8)	Prologis, Inc., Strike @ 42.00 Exp 5/17/14	(120)
(5)	Prudential Financial, Inc., Strike @ 82.50 Exp 5/17/14	(548)
(5)	Public Service Enterprise Group, Inc., Strike @ 40.00 Exp 5/17/14	(663)
(2)	Public Storage, Strike @ 175.00 Exp 5/17/14	(515)
(5)	Pulte Group, Inc., Strike @ 20.00 Exp 5/17/14	(30)
(1)	PVH Corp., Strike @ 125.00 Exp 5/17/14	(258)
(3)	QEP Resources, Inc., Strike @ 35.00 Exp 5/17/14	(23)
(19)	Qualcomm, Inc., Strike @ 82.50 Exp 5/17/14	(200)
(2)	Quanta Services, Inc., Strike @ 37.00 Exp 5/17/14	(75)
(1)	Quest Diagnostics, Inc., Strike @ 60.00 Exp 5/17/14	(10)
(2)	Range Resources Corp., Strike @ 95.00 Exp 5/17/14	(90)
(3)	Raytheon Co., Strike @ 100.00 Exp 5/17/14	(63)

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	April 30, 2014
Number of Contracts		Value ($)
Written Call Options, Continued
(3)	Red Hat, Inc., Strike @ 52.50 Exp 5/17/14	(30)
(1)	Regeneron Pharmaceuticals, Inc., Strike @ 325.00 Exp 5/17/14	(208)
(3)	Republic Services, Inc., Class A, Strike @ 35.00 Exp 5/17/14	(128)
(4)	Reynolds American, Inc., Strike @ 57.50 Exp 5/17/14	(250)
(2)	Robert Half International, Inc., Strike @ 45.00 Exp 5/17/14	(140)
(2)	Rockwell Automation, Inc., Strike @ 130.00 Exp 5/17/14	(25)
(1)	Rockwell Collins, Inc., Strike @ 80.00 Exp 5/17/14	(20)
(1)	Roper Industries, Inc., Strike @ 135.00 Exp 5/17/14	(480)
(2)	Ross Stores, Inc., Strike @ 70.00 Exp 5/17/14	(70)
(2)	Rowan Cos. PLC, Strike @ 32.00 Exp 5/17/14	(65)
(6)	Salesforce.com, Inc., Strike @ 57.50 Exp 5/17/14	(147)
(3)	SanDisk Corp., Strike @ 87.50 Exp 5/17/14	(242)
(21)	Schlumberger, Ltd., Strike @ 105.00 Exp 5/17/14	(788)
(1)	Scripps Networks Interactive, Inc., Strike @ 75.00 Exp 5/17/14	(175)
(4)	Seagate Technology PLC, Strike @ 57.50 Exp 5/17/14	(32)
(3)	Sealed Air Corp., Strike @ 34.00 Exp 5/17/14	(248)
(3)	Sempra Energy, Strike @ 100.00 Exp 5/17/14	(225)
(1)	Sherwin-Williams Co., Strike @ 200.00 Exp 5/17/14	(273)
(1)	Sigma-Aldrich Corp., Strike @ 95.00 Exp 5/17/14	(185)
(5)	Simon Property Group, Inc., Strike @ 175.00 Exp 5/17/14	(420)
(4)	SLM Corp., Strike @ 26.00 Exp 5/17/14	(138)
(14)	Southern Co., Strike @ 46.00 Exp 5/17/14	(266)
(11)	Southwest Airlines Co., Strike @ 25.00 Exp 5/17/14	(220)
(5)	Southwestern Energy Co., Strike @ 50.00 Exp 5/17/14	(235)
(10)	Spectra Energy Corp., Strike @ 40.00 Exp 5/17/14	(300)
(4)	St. Jude Medical, Inc., Strike @ 65.00 Exp 5/17/14	(330)
(2)	Stanley Black & Decker, Inc., Strike @ 85.00 Exp 5/17/14	(355)
(6)	Staples, Inc., Strike @ 12.00 Exp 5/17/14	(345)
(9)	Starbucks Corp., Strike @ 72.50 Exp 5/17/14	(360)
(2)	Starwood Hotels & Resorts Worldwide, Inc., Strike @ 79.35 Exp 5/17/14	(82)
(5)	State Street Corp., Strike @ 67.50 Exp 5/17/14	(100)
(1)	Stericycle, Inc., Strike @ 115.00 Exp 5/17/14	(228)
(3)	Stryker Corp., Strike @ 80.00 Exp 5/17/14	(105)
(8)	SunTrust Banks, Inc., Strike @ 39.00 Exp 5/17/14	(244)
(11)	Symantec Corp., Strike @ 22.00 Exp 5/17/14	(198)
(9)	Sysco Corp., Strike @ 37.00 Exp 5/17/14	(293)
(4)	T. Rowe Price Group, Inc., Strike @ 85.00 Exp 5/17/14	(100)
(5)	Target Corp., Strike @ 60.00 Exp 5/17/14	(1,019)
(6)	TE Connectivity, Ltd., Strike @ 65.00 Exp 5/17/14	(30)
(1)	Tenet Healthcare Corp., Strike @ 41.00 Exp 5/17/14	(465)
(2)	Teradata Corp., Strike @ 50.00 Exp 5/17/14	(55)
(2)	Tesoro Corp., Strike @ 55.00 Exp 5/17/14	(485)
(13)	Texas Instruments, Inc., Strike @ 47.00 Exp 5/17/14	(293)
(3)	Textron, Inc., Strike @ 41.00 Exp 5/17/14	(336)
(2)	The ADT Corp., Strike @ 32.00 Exp 5/17/14	(35)
(7)	The Boeing Co., Strike @ 130.00 Exp 5/17/14	(833)
(18)	The Charles Schwab Corp., Strike @ 28.00 Exp 5/17/14	(225)
(4)	The Chubb Corp., Strike @ 95.00 Exp 5/17/14	(46)

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	April 30, 2014
Number of Contracts		Value ($)
Written Call Options, Continued
(14)	The Dow Chemical Co., Strike @ 50.00 Exp 5/17/14	(1,140)
(2)	The Hershey Co., Strike @ 105.00 Exp 5/17/14	(10)
(12)	The Home Depot, Inc., Strike @ 77.50 Exp 5/17/14	(2,975)
(6)	The Interpublic Group of Cos., Inc., Strike @ 18.00 Exp 5/17/14	(75)
(1)	The J.M. Smucker Co., Strike @ 100.00 Exp 5/17/14	(13)
(4)	The Mosaic Co., Strike @ 50.00 Exp 5/17/14	(416)
(1)	The NASDAQ OMX Group, Inc., Strike @ 36.00 Exp 5/17/14	(135)
(26)	The Walt Disney Co., Strike @ 82.50 Exp 5/17/14	(1,403)
(6)	Thermo Fisher Scientific, Inc., Strike @ 125.00 Exp 5/17/14	(60)
(1)	Tiffany & Co., Strike @ 90.00 Exp 5/17/14	(50)
(3)	Time Warner Cable, Inc., Class A, Strike @ 140.00 Exp 5/17/14	(780)
(8)	Time Warner, Inc., Strike @ 65.00 Exp 5/17/14	(1,567)
(9)	TJX Cos., Inc., Strike @ 60.00 Exp 5/17/14	(180)
(1)	Torchmark Corp., Strike @ 80.00 Exp 5/17/14	(75)
(2)	Total System Services, Inc., Strike @ 30.00 Exp 5/17/14	(290)
(2)	Tractor Supply Co., Strike @ 70.00 Exp 5/17/14	(50)
(5)	Transocean, Ltd., Strike @ 43.00 Exp 5/17/14	(547)
(3)	Travelers Cos., Inc., Strike @ 87.50 Exp 5/17/14	(974)
(1)	TripAdvisor, Inc., Strike @ 92.50 Exp 5/17/14	(100)
(19)	Twenty-First Century Fox, Inc., Strike @ 33.00 Exp 5/17/14	(713)
(5)	Tyco International, Ltd., Strike @ 43.00 Exp 5/17/14	(48)
(4)	Tyson Foods, Inc., Class A, Strike @ 45.00 Exp 5/17/14	(80)
(22)	U.S. BanCorp, Strike @ 41.00 Exp 5/17/14	(803)
(2)	U.S. Steel Corp., Strike @ 29.00 Exp 5/17/14	(10)
(5)	Union Pacific Corp., Strike @ 190.00 Exp 5/17/14	(1,332)
(5)	United Parcel Service, Inc., Class B, Strike @ 97.50 Exp 5/17/14	(765)
(9)	United Technologies Corp., Strike @ 120.00 Exp 5/17/14	(612)
(16)	UnitedHealth Group, Inc., Strike @ 77.50 Exp 5/17/14	(432)
(4)	Unum Group, Strike @ 35.00 Exp 5/17/14	(50)
(1)	Urban Outfitters, Inc., Strike @ 37.00 Exp 5/17/14	(20)
(6)	Valero Energy Corp., Strike @ 57.50 Exp 5/17/14	(810)
(1)	Varian Medical Systems, Inc., Strike @ 85.00 Exp 5/17/14	(18)
(2)	VeriSign, Inc., Strike @ 55.00 Exp 5/17/14	(5)
(43)	Verizon Communications, Inc., Strike @ 48.00 Exp 5/17/14	(452)
(3)	Vertex Pharmaceuticals, Inc., Strike @ 70.00 Exp 5/17/14	(810)
(5)	VF Corp., Strike @ 62.50 Exp 5/17/14	(225)
(4)	Viacom, Inc., Class B, Strike @ 85.00 Exp 5/17/14	(720)
(8)	Visa, Inc., Class A, Strike @ 220.00 Exp 5/17/14	(72)
(2)	Vornado Realty Trust, Strike @ 105.00 Exp 5/17/14	(65)
(2)	Vulcan Materials Co., Strike @ 67.50 Exp 5/17/14	(185)
(10)	Walgreen Co., Strike @ 67.50 Exp 5/17/14	(1,669)
(14)	Wal-Mart Stores, Inc., Strike @ 77.50 Exp 5/17/14	(3,338)
(7)	Waste Management, Inc., Strike @ 43.00 Exp 5/17/14	(1,067)
(1)	Waters Corp., Strike @ 115.00 Exp 5/17/14	(13)
(4)	WellPoint, Inc., Strike @ 95.00 Exp 5/17/14	(2,339)
(77)	Wells Fargo & Co., Strike @ 50.00 Exp 5/17/14	(2,040)
(3)	Western Digital Corp., Strike @ 95.00 Exp 5/17/14	(224)
(4)	Western Union Co., Strike @ 15.00 Exp 5/17/14	(410)

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	April 30, 2014
Number of Contracts		Value ($)
Written Call Options, Continued
(6)	Weyerhaeuser Co., Strike @ 28.00 Exp 5/17/14	(1,139)
(1)	Whirlpool Corp., Strike @ 165.00 Exp 5/17/14	(17)
(4)	Whole Foods Market, Inc., Strike @ 50.00 Exp 5/17/14	(664)
(9)	Williams Cos., Inc., Strike @ 43.00 Exp 5/17/14	(554)
(1)	Wyndham Worldwide Corp., Strike @ 72.50 Exp 5/17/14	(68)
(1)	Wynn Resorts, Ltd., Strike @ 220.00 Exp 5/17/14	(255)
(4)	Xilinx, Inc., Strike @ 55.00 Exp 5/17/14	(2)
(4)	XL Group PLC, Strike @ 32.00 Exp 5/17/14	(116)
(13)	Yahoo!, Inc., Strike @ 38.00 Exp 5/17/14	(605)
(7)	Yum! Brands, Inc., Strike @ 80.00 Exp 5/17/14	(172)
(2)	Zimmer Holdings, Inc., Strike @ 95.00 Exp 5/17/14	(550)
(2)	Zions BanCorp., Strike @ 31.00 Exp 5/17/14	(15)
(5)	Zoetis, Inc., Strike @ 29.00 Exp 5/17/14	(688)
Total Written Call Options (Premiums Received $236,063)		$(310,161)

MINI	Mini Options are physically-settled option contracts overlying 10 shares of security.

See Notes to Financial Statements.

Horizons S&P Financial Select Sector Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS	April 30, 2014

Security Description	Shares	Value ($)
COMMON STOCKS 100.5%
Banks 18.0%
BB&T Corp.	1,079	40,279
Comerica, Inc.	276	13,314
Fifth Third BanCorp	1,297	26,731
Huntington Bancshares, Inc.	1,266	11,597
KeyCorp	1,355	18,482
M&T Bank Corp.	200	24,402
PNC Financial Services Group	808	67,904
Regions Financial Corp.	2,162	21,923
SunTrust Banks, Inc.	809	30,952
U.S. BanCorp	2,761	112,594
Wells Fargo & Co.	7,251	359,940
Zions BanCorp.	284	8,213
		736,331
Capital Markets 12.8%
Ameriprise Financial, Inc.	300	33,489
Bank of New York Mellon Corp.	1,719	58,223
BlackRock, Inc., Class A	190	57,190
Franklin Resources, Inc.	611	31,986
Goldman Sachs Group, Inc.	638	101,964
Invesco, Ltd.	659	23,203
Legg Mason, Inc.	158	7,409
Morgan Stanley	2,125	65,726
Northern Trust Corp.	339	20,425
State Street Corp.	653	42,158
T. Rowe Price Group, Inc.	400	32,852
The Charles Schwab Corp.	1,771	47,020
		521,645
Consumer Finance 5.9%
American Express Co.	1,384	121,003
Capital One Financial Corp.	867	64,071
Discover Financial Services, Inc., Class A	713	39,857
SLM Corp.	653	16,815
		241,746
Diversified Financial Services 21.1%
Bank of America Corp.	16,014	242,452
Citigroup, Inc.	4,601	220,434
E*Trade Financial Corp. *	442	9,923
IntercontinentalExchange Group, Inc.	174	35,573
JPMorgan Chase & Co.	5,738	321,213
Leucadia National Corp.	477	12,173
Moody's Corp.	286	22,451
		864,219
Insurance 26.5%
ACE, Ltd.	509	52,081
AFLAC, Inc.	690	43,277
Allstate Corp.	677	38,555
American International Group, Inc.	2,218	117,842

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Insurance, continued
AON PLC	458	38,875
Assurant, Inc.	108	7,280
Berkshire Hathaway, Inc., Class B *	2,727	351,373
Cincinnati Financial Corp.	223	10,869
Genworth Financial, Inc., Class A *	750	13,388
Hartford Financial Services Group, Inc.	680	24,392
Lincoln National Corp.	400	19,404
Loews Corp.	466	20,490
Marsh & McLennan Cos., Inc.	830	40,927
MetLife, Inc.	1,702	89,100
Principal Financial Group, Inc.	416	19,485
Progressive Corp.	834	20,225
Prudential Financial, Inc.	701	56,557
The Chubb Corp.	371	34,162
Torchmark Corp.	134	10,680
Travelers Cos., Inc.	533	48,279
Unum Group	400	13,288
XL Group PLC	420	13,167
		1,083,696
Media 0.7%
McGraw-Hill Cos., Inc.	412	30,459
		30,459
Real Estate Investment Trusts (REITs) 13.9%
American Tower Corp. (REIT)	601	50,196
Apartment Investment & Management Co., Class A (REIT)	224	6,906
AvalonBay Communities, Inc.	185	25,262
Boston Properties, Inc.	231	27,059
Crown Castle International Corp. (REIT)	505	36,729
Equity Residential (REIT)	511	30,374
Essex Property Trust, Inc.	100	17,326
General Growth Properties, Inc.	794	18,238
HCP, Inc.	696	29,134
Health Care REIT, Inc.	440	27,760
Host Hotels & Resorts, Inc.	1,152	24,710
Kimco Realty Corp.	620	14,210
Plum Creek Timber Co., Inc.	271	11,816
Prologis, Inc.	756	30,716
Public Storage	218	38,261
Simon Property Group, Inc.	475	82,269
The Macerich Co.	213	13,826
Ventas, Inc.	445	29,406
Vornado Realty Trust	263	26,984
Weyerhaeuser Co.	890	26,567
		567,749

See Notes to Financial Statements.

Horizons S&P Financial Select Sector Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	April 30, 2014
Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Real Estate Management & Development 0.3%
CBRE Group, Inc., Class A *	428	11,402
		11,402
Specialized Finance 1.0%
CME Group, Inc.	477	33,576
The NASDAQ OMX Group, Inc.	178	6,568
		40,144
Thrifts & Mortgage Finance 0.3%
Hudson City BanCorp, Inc.	720	7,171
People's United Financial, Inc.	472	6,740
		13,911
TOTAL COMMON STOCKS (Cost $3,959,974)		4,111,302

TOTAL INVESTMENTS (Cost $3,959,974) — 100.5%		4,111,302
Other Net Assets (Liabilities):
Written Call Options (0.6)%		(26,477)
Other Net Assets 0.1%		4,946
Total Other Net Assets (Liabilities) (0.5)%		(21,531)
NET ASSETS 100.0%		$4,089,771

*	Non-income producing security

REIT   Real Estate Investment Trust

The Horizons S&P Financial Select Sector Covered Call ETF was invested in the following industries as of April 30, 2014:

	Value	% of Net Assets
Insurance	$1,083,696	26.5%
Diversified Financial Services	864,219	21.1%
Banks	736,331	18.0%
Real Estate Investment Trusts (REITs)	567,749	13.9%
Capital Markets	521,645	12.8%
Consumer Finance	241,746	5.9%
Specialized Finance	40,144	1.0%
Media	30,459	0.7%
Real Estate Management & Development	11,402	0.3%
Thrifts & Mortgage Finance	13,911	0.3%
Written Call Options	(26,477)	(0.6%)
Other Net Assets	4,946	0.1%
Total	$4,089,771	100.0%

See Notes to Financial Statements.

Horizons S&P Financial Select Sector Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS	April 30, 2014

Number of Contracts		Value ($)
Written Call Options (0.6)%
(5)	ACE, Ltd., Strike @ 105.00 Exp 5/17/14	(75)
(6)	AFLAC, Inc., Strike @ 65.00 Exp 5/17/14	(66)
(6)	Allstate Corp., Strike @ 57.50 Exp 5/17/14	(420)
(13)	American Express Co., Strike @ 90.00 Exp 5/17/14	(455)
(17)	American International Group, Inc., Strike @ 52.50 Exp 5/17/14	(2,643)
(6)	American Tower Corp. (REIT), Strike @ 85.00 Exp 5/17/14	(345)
(3)	Ameriprise Financial, Inc., Strike @ 110.00 Exp 5/17/14	(758)
(4)	AON PLC, Strike @ 85.00 Exp 5/17/14	(500)
(2)	Apartment Investment & Management Co., Class A (REIT), Strike @ 30.00 Exp 5/17/14	(195)
(1)	Assurant, Inc., Strike @ 67.50 Exp 5/17/14	(93)
(1)	AvalonBay Communities, Inc., Strike @ 135.00 Exp 5/17/14	(243)
(10)	Bank of New York Mellon Corp., Strike @ 34.00 Exp 5/17/14	(450)
(10)	BB&T Corp., Strike @ 39.00 Exp 5/17/14	(45)
(27)	Berkshire Hathaway, Inc., Class B, Strike @ 130.00 Exp 5/17/14	(2,578)
(1)	BlackRock, Inc., Class A, Strike @ 320.00 Exp 5/17/14	(35)
(2)	Boston Properties, Inc., Strike @ 120.00 Exp 5/17/14	(90)
(7)	Capital One Financial Corp., Strike @ 77.50 Exp 5/17/14	(53)
(4)	CBRE Group, Inc., Class A, Strike @ 28.00 Exp 5/17/14	(70)
(2)	Cincinnati Financial Corp., Strike @ 50.00 Exp 5/17/14	(25)
(46)	Citigroup, Inc., Strike @ 50.00 Exp 5/17/14	(506)
(3)	CME Group, Inc., Strike @ 70.00 Exp 5/17/14	(473)
(2)	Comerica, Inc., Strike @ 50.00 Exp 5/17/14	(45)
(5)	Crown Castle International Corp. (REIT), Strike @ 77.50 Exp 5/17/14	(25)
(5)	Discover Financial Services, Inc., Class A, Strike @ 57.50 Exp 5/17/14	(125)
(3)	E*Trade Financial Corp., Strike @ 22.00 Exp 5/17/14	(272)
(5)	Equity Residential (REIT), Strike @ 60.00 Exp 5/17/14	(250)
(1)	Essex Property Trust, Inc., Strike @ 175.00 Exp 5/17/14	(205)
(5)	Franklin Resources, Inc., Strike @ 55.00 Exp 5/17/14	(75)
(5)	General Growth Properties, Inc., Strike @ 23.00 Exp 5/17/14	(145)
(4)	Genworth Financial, Inc., Class A, Strike @ 17.00 Exp 5/17/14	(396)
(6)	Goldman Sachs Group, Inc., Strike @ 165.00 Exp 5/17/14	(372)
(6)	Hartford Financial Services Group, Inc., Strike @ 36.00 Exp 5/17/14	(294)
(7)	Host Hotels & Resorts, Inc., Strike @ 21.00 Exp 5/17/14	(490)
(1)	IntercontinentalExchange Group, Inc., Strike @ 200.00 Exp 5/17/14	(680)
(5)	Invesco, Ltd., Strike @ 36.00 Exp 5/17/14	(188)
(57)	JPMorgan Chase & Co., Strike @ 57.50 Exp 5/17/14	(1,310)
(3)	Kimco Realty Corp., Strike @ 22.50 Exp 5/17/14	(165)
(1)	Legg Mason, Inc., Strike @ 48.00 Exp 5/17/14	(60)
(4)	Lincoln National Corp., Strike @ 50.00 Exp 5/17/14	(218)
(2)	M&T Bank Corp., Strike @ 125.00 Exp 5/17/14	(70)
(6)	Marsh & McLennan Cos., Inc., Strike @ 49.00 Exp 5/17/14	(570)
(3)	McGraw-Hill Cos., Inc., Strike @ 77.50 Exp 5/17/14	(105)
(13)	MetLife, Inc., Strike @ 52.50 Exp 5/17/14	(1,156)
(2)	Moody's Corp., Strike @ 80.00 Exp 5/17/14	(141)
(21)	Morgan Stanley, Strike @ 32.00 Exp 5/17/14	(326)
(2)	Northern Trust Corp., Strike @ 60.00 Exp 5/17/14	(200)
(2)	Plum Creek Timber Co., Inc., Strike @ 43.00 Exp 5/17/14	(163)
(7)	PNC Financial Services Group, Strike @ 85.00 Exp 5/17/14	(448)

See Notes to Financial Statements.

Horizons S&P Financial Select Sector Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	April 30, 2014

Number of Contracts		Value ($)
Written Call Options, Continued
(4)	Principal Financial Group, Inc., Strike @ 47.00 Exp 5/17/14	(290)
(5)	Progressive Corp., Strike @ 24.00 Exp 5/17/14	(225)
(7)	Prologis, Inc., Strike @ 42.00 Exp 5/17/14	(105)
(5)	Prudential Financial, Inc., Strike @ 82.50 Exp 5/17/14	(548)
(2)	Public Storage, Strike @ 175.00 Exp 5/17/14	(515)
(4)	Simon Property Group, Inc., Strike @ 175.00 Exp 5/17/14	(336)
(4)	SLM Corp., Strike @ 26.00 Exp 5/17/14	(138)
(5)	State Street Corp., Strike @ 67.50 Exp 5/17/14	(100)
(8)	SunTrust Banks, Inc., Strike @ 39.00 Exp 5/17/14	(244)
(4)	T. Rowe Price Group, Inc., Strike @ 85.00 Exp 5/17/14	(100)
(17)	The Charles Schwab Corp., Strike @ 28.00 Exp 5/17/14	(213)
(3)	The Chubb Corp., Strike @ 95.00 Exp 5/17/14	(35)
(1)	The NASDAQ OMX Group, Inc., Strike @ 36.00 Exp 5/17/14	(135)
(1)	Torchmark Corp., Strike @ 80.00 Exp 5/17/14	(75)
(3)	Travelers Cos., Inc., Strike @ 87.50 Exp 5/17/14	(974)
(20)	U.S. BanCorp, Strike @ 41.00 Exp 5/17/14	(730)
(4)	Unum Group, Strike @ 35.00 Exp 5/17/14	(50)
(2)	Vornado Realty Trust, Strike @ 105.00 Exp 5/17/14	(65)
(72)	Wells Fargo & Co., Strike @ 50.00 Exp 5/17/14	(1,906)
(5)	Weyerhaeuser Co., Strike @ 28.00 Exp 5/17/14	(950)
(4)	XL Group PLC, Strike @ 32.00 Exp 5/17/14	(116)
(2)	Zions BanCorp., Strike @ 31.00 Exp 5/17/14	(15)
Total Written Call Options (Premiums Received $27,328)		$(26,477)

See Notes to Financial Statements.

Exchange Traded Concepts Trust II STATEMENTS OF ASSETS AND LIABILITIES	April 30, 2014

	Horizons S&P 500® Covered Call ETF	Horizons S&P Financial Select Sector Covered Call ETF
Assets:
Investments, at value (Cost $24,219,538 and $3,959,974)	$27,283,622	$4,111,302
Cash	50,098	25,472
Dividends and interest receivable	24,957	1,760
Receivable for investments sold	22,113	—
Total Assets	27,380,790	4,138,534

Liabilities:
Payable for investments purchased	12,764	—
Written options (Premiums received $236,063 and $27,328)	310,161	26,477
Distributions payable	19,949	19,934
Management fees payable	14,312	2,352
Total Liabilities	357,186	48,763

Net Assets	$27,023,604	$4,089,771

Net Assets consist of:
Capital	$24,657,371	$4,006,009
Accumulated net realized gains (loss) on investments	(623,753)	(68,417)
Net unrealized appreciation (depreciation) on investments	2,989,986	152,179
Net Assets	$27,023,604	$4,089,771

Net Assets	$27,023,604	$4,089,771
Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized, no par value)	602,500	100,000
Net Asset Value	$44.85	$40.90

Amounts listed as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

Exchange Traded Concepts Trust II STATEMENTS OF OPERATIONS	April 30, 2014

	Horizons S&P 500® Covered Call ETF	Horizons S&P Financial Select Sector Covered Call ETF
	For the period June 24, 2013(a) through April 30, 2014	For the period November 18, 2013(a) through April 30, 2014
Investment Income:
Dividend income (net of withholding tax of $29 and $0)	$394,572	$31,806
Total Investment Income	394,572	31,806

Expenses:
Management fees	126,588	12,843
Other fees	77	—
Total Expenses	126,665	12,843

Net Investment Income (Loss)	267,907	18,963

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	387,466	8,323
Net realized gains (losses) on written options	(524,407)	(41,882)
Change in unrealized appreciation/depreciation on investments	2,989,986	152,179
Net Realized and Unrealized Gains (Losses) on Investments	2,853,045	118,620

Change in Net Assets Resulting From Operations	$3,120,952	$137,583

Amounts listed as “—” are $0 or have been rounded to $0.

(a)	Commencement of operations.

See Notes to Financial Statements.

Exchange Traded Concepts Trust II STATEMENTS OF CHANGES IN NET ASSETS	April 30, 2014

	Horizons S&P 500® Covered Call ETF	Horizons S&P Financial Select Sector Covered Call ETF
	For the period June 24, 2013(a) through April 30, 2014	For the period November 18, 2013(a) through April 30, 2014
From Investment Activities:
Operations:
Net investment income (loss)	$267,907	$18,963
Net realized gains (losses) on investments	387,466	8,323
Net realized gains (losses) on written options	(524,407)	(41,882)
Change in unrealized appreciation (depreciation) on investments	2,989,986	152,179
Change in net assets resulting from operations	3,120,952	137,583

Distributions to Shareholders From:
Net investment income	(339,609)	(53,821)
Net realized gains on investments	(415,110)	—
Change in net assets resulting from distributions	(754,719)	(53,821)

Capital Transactions:
Proceeds from shares issued	24,557,371	4,006,009
Change in net assets resulting from capital transactions	24,557,371	4,006,009
Change in net assets	26,923,604	4,089,771

Net Assets:
Beginning of period(b)	100,000	—
End of period	$27,023,604	$4,089,771

Share Transactions:
Issued	600,000	100,000
Change in shares	600,000	100,000

Amounts listed as “—” are $0 or have been rounded to $0.

(a)	Commencement of operations.

(b)	Beginning capital of $100,000 was contributed from the Sub-Advisor in exchange for 2,500 shares of Horizons S&P 500 Covered Call ETF in connection with the commencement of operations.

See Notes to Financial Statements.

Exchange Traded Concepts Trust II FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distribution to Shareholders From						Ratios to Average Net Assets		Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Total Distri-butions	Net Asset Value, End of Period	Total Return(a),(b)	Total return at market(a),(c)	Ratio of Expenses to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Net Assets at End of Period (000's)	Portfolio Turnover(a)
Horizons S&P 500® Covered Call ETF
June 24, 2013(e) through April 30, 2014	$40.00	0.52	5.66	6.18	(0.64)	(0.69)	(1.33)	$44.85	15.59%	15.73%	0.65%	1.37%	$27,024	34%

Horizons S&P Financial Select Sector Covered Call ETF
November 18, 2013(e) through April 30, 2014	$40.00	0.19	1.25	1.44	(0.54)	—	(0.54)	$40.90	3.61%	3.68%	0.70%	1.03%	$4,090	5%

(a)	Not annualized for periods less than one year.

(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value depending on the Fund’s closing price on the NYSE Arca.

(d)	Annualized for periods less than one year.

(e)	Commencement of operations.

See Notes to Financial Statements.

Exchange Traded Concepts Trust II NOTES TO FINANCIAL STATEMENTS	April 30, 2014

1. Organization

Exchange Traded Concepts Trust II (the “Trust”) was organized on April 4, 2012 as a Delaware statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust has registered its Shares in three separate series. The financial statements herein are those of the Horizons S&P 500® Covered Call ETF (the “S&P 500 Fund”) and the Horizons S&P Financial Select Sector Covered Call ETF (the “Financial Sector Fund”) (individually referred to as a “Fund,” or collectively as the “Funds”). Each Fund is a passively managed exchange-traded fund. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

The investment objective of each Fund is to provide investment results that, before fees and expenses, correspond generally to the performance of a specified market index (each, a “Underlying Index”). Accordingly, the investments owned by each Fund generally correspond to the weightings within each Underlying Index. The Underlying Index for the S&P 500 Fund is the S&P 500 Stock Covered Call Index, and the Underlying Index for the Financial Sector Fund is the S&P 500 Financial Sector Stock Covered Call Index. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies. There is no assurance that each Fund will achieve its investment objective.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. Basis of Presentation and Significant Account Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, “Financial Services-Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation

A Fund’s investments (e.g., equity securities and exchange-traded options) are valued using procedures approved by the Board and are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. A Fund’s written options are valued using the midpoint between the last highest bid and the last lowest ask quotation for the current day. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s procedures require the Funds’ Valuation Committee, in accordance with the Funds’ Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset

Exchange Traded Concepts Trust II NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2014

value and the prices used by a Fund’s Underlying Index. This may result in a difference between a Fund’s performance and the performance of the Fund’s Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your shares.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities, exchange-traded funds, and written options are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

The following is a summary of the valuations as of April 30, 2014 for the Funds based upon the three levels defined above:

S&P 500 Fund	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$27,283,622	$—	$—	$27,283,622
Total Investment Securities	27,283,622	—	—	27,283,622
Other Financial Instruments:
Written Call Options	(310,161)	—	—	(310,161)
Total Investments	$26,973,461	$—	$—	$26,973,461

Financial Sector Fund	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$4,111,302	$—	$—	$4,111,302
Total Investment Securities	4,111,302	—	—	4,111,302
Other Financial Instruments:
Written Call Options	(26,477)	—	—	(26,477)
Total Investments	$4,084,825	$—	$—	$4,084,825

Please refer to the Schedule of Portfolio Investments to view equity securities segregated by industry type. For the period ended April 30, 2014, there were no securities categorized as Level 3.

Exchange Traded Concepts Trust II NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2014

Options

Each Fund will write call options on up to 100% of each of the option eligible securities in the Underlying Index, in an attempt to generate more income (the premium paid by the buyer of the option) from the security than it would otherwise provide on its own from dividends or other distributions. As of the current period end, each Fund invested in exchange-traded options. The following discussion describes generally the characteristics of purchased and written options (including calls and puts) and the general risks of using options.

An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the “strike price” or “exercise price”). An option grants a right (not an obligation) to buy or sell a financial instrument and is exercisable by the holder during a specified time period or at expiry. Generally, a seller of an option can grant a buyer two kinds of rights: a “call” (the right to buy the security) or a “put” (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded options) or may be customized agreements between the parties (over-the-counter or “OTC” options). A financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

When a Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the “option premium”). A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that when purchased the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid.

When a Fund writes (or sells) a call option it assumes, in return for a premium, an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time on or before the expiration date. Similarly, when a Fund writes (or sells) a put option it assumes, in return for a premium, an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time on or before the expiration date. A Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an OTC option by entering into an offsetting transaction with the counter-party to the option. If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written.

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

The S&P 500 Fund had the following transactions in exchange-traded written options during the period ended April 30, 2014:

	Number of Contracts	Premiums Received
Options outstanding at June 24, 2013 *	—	$—
Options written	37,968	2,195,428
Options expired	(202)	(9,436)
Options exercised	(952)	(72,775)
Options closed	(33,353)	(1,877,154)
Options outstanding at April 30, 2014	3,461	$236,063

*	Commencement of operations.

Exchange Traded Concepts Trust II NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2014

The Financial Sector Fund had the following transactions in exchange-traded written options during the period ended April 30, 2014:

	Number of Contracts	Premiums Received
Options outstanding at November 18, 2013 *	—	$—
Options written	3,759	183,094
Options expired	—	—
Options exercised	(25)	(762)
Options closed	(3,193)	(155,004)
Options outstanding at April 30, 2014	541	$27,328

*	Commencement of operations.

The following is a summary of the value of written options on the Statements of Assets and Liabilities, categorized by risk exposure, as of April 30, 2014:

	Assets		Liabilities
Primary Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
S&P 500 Fund
Equity Risk Exposure	Investment securities, at value (purchased options)	$—	Written options	$310,161
Financial Sector Fund
Equity Risk Exposure	Investment securities, at value (purchased options)	$—	Written options	$26,477

The following is a summary of the effect of written options on the Statements of Operations, categorized by risk exposure, for the period ended April 30, 2014:

Primary Risk Exposure	Net realized gains (losses) on written options	Change in net unrealized appreciation (depreciation) on investments and written options
S&P 500 Fund
Equity Risk Exposure	$(524,407)	$(74,098)
Financial Sector Fund
Equity Risk Exposure	$(41,882)	$851

The volume of options written by the S&P 500 Fund and the Financial Sector Fund at April 30, 2014 is indicative of the volume of options throughout the period ended April 30, 2014.

Exchange Traded Concepts Trust II NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2014

Investment Transactions and Related Income

For financial reporting purposes, portfolio security transactions are reported on trade date. However, for daily Net Asset Value (“NAV”) determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Federal Income Tax

It is the policy of each Fund to qualify or continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of the Funds has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 -percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

Distributions to Shareholders

Each Fund declares and pays dividends on net investment income (including any net short-term capital gains recognized in connection with the Fund’s equity call option activities), if any, monthly. Each Fund also makes distributions of net capital gains, if any, at least annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales) do not require a reclassification.

If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made in the taxable year may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce a shareholder’s cost basis and result in a higher capital gain and lower capital loss when the shares on which the distribution was received are sold. A return of capital distribution does not necessarily reflect a Fund’s investment performance and should not be confused with “yield” or “income.”

Organizational Expenses

All organizational and offering expenses of the Trust were borne by the Sub-Adviser and will not be subject to future recoupment. As a result, organizational and offering expenses are not reflected in the financial statements.

Exchange Traded Concepts Trust II NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2014

3. Transactions with Affiliates and other Servicing Agreements

Investment Advisory and Sub-Advisory Agreements

Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”) serves as adviser to the Funds pursuant to an Investment Advisory Agreement (“Advisory Agreement”). Subject at all times to the supervision and approval of the Board, the Adviser is responsible for the overall management of the Trust. The Adviser or, if it has delegated such authority, the Sub-Adviser determines what investments should be purchased and sold, and places orders for all such purchases and sales, on behalf of the Funds.

For the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly, at the following rates: 0.65% of average daily net assets of the S&P 500 Fund and 0.70% of average daily net assets of the Financial Sector Fund.

Under the Advisory Agreement, the Adviser pays all expenses of each Fund other than the management fee, distribution fees and expenses pursuant to the Funds’ Distribution and Service Plan (as defined below), if any, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, taxes, interest, acquired fund fees and expenses, accrued deferred tax liability, and other extraordinary expenses.

Investment Sub-Advisory Agreement

The Adviser and Horizons ETFs Management (USA) LLC (the “Sub-Adviser”) have entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to the Funds. Under the Sub-Advisory Agreement, the Sub-Adviser serves as investment sub-adviser and is responsible for making investment decisions for the Funds and continuously reviews, supervises and administers the investment program of the Funds, subject to the supervision of the Adviser and the Board. The sub-adviser fees are borne by the Funds’ Adviser.

Distribution Agreement

Foreside Fund Services, LLC, a Delaware limited liability company, (the “Distributor”) is the principal underwriter and distributor of each Fund’s shares. The Distributor does not maintain any secondary market in Fund shares. The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of Fund shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Funds.

The Board has determined that no payments will be made under the Distribution and Service Plan during the first 12 months of operations of the Trust. Thereafter, fees under the Distribution and Service Plan may only be imposed after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds. Any forgone fees during the first 12 months will not be recoverable during any subsequent period.

Other Servicing Agreements

Administrator, Custodian, Fund Accountant and Transfer Agent

Citi Fund Services Ohio, Inc. serves as administrator, fund accountant, transfer agent and dividend disbursing agent for the Funds pursuant to a Services Agreement. Citibank, NA serves as the custodian of the Funds pursuant to a Custodial and Agency Services Agreement.

Officers of the Trust

Certain officers of the Trust are also employees of the Funds’ Adviser, Administrator and affiliates of the Distributor.

Exchange Traded Concepts Trust II NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2014

4. Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended April 30, 2014 were as follows:

Fund	Purchases	Sales
S&P 500 Fund	$17,228,173	$7,664,748
Financial Sector Fund	4,141,792	188,440

Purchases and sales of in-kind transactions for the period ended April 30, 2014 were as follows:

Fund	Purchases	Sales
S&P 500 Fund	$14,324,230	$—

5. Capital Share Transactions

Shares of each Fund after commencing operations are listed and traded on the NYSE Arca, Inc. (the “Exchange”) on each day that the Exchange is open for business (“Business Day”). Individual Fund shares may only be purchased and sold on this exchange through a broker-dealer. Because the Funds’ shares trade at market prices rather than at their Net Asset Value (“NAV”), shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Funds offer and redeem shares on a continuous basis at NAV only in large blocks of shares, currently 50,000 shares for the S&P 500 Fund and 25,000 shares for the Financial Sector Fund (“Creation Unit”). Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

Except under limited circumstances, purchasers will be required to purchase Creation Units by making an in-kind deposit of specified instruments (“Deposit Instruments”), and shareholders redeeming Creation Units will receive an in-kind transfer of specified securities (“Redemption Instruments”). Due to the written option component of the Creation Unit and other reasons, there could be a difference between the NAV of a Creation Unit being purchased or redeemed and the Deposit or Redemption Instruments exchanged for the Creation Unit. The party conveying the instruments with the lower value will also pay to the other an amount in cash equal to that difference.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

6. Principal Risks

As with any investment, you could lose all or part of your investment in the Funds and each Fund’s performance could trail that of other investments. The Funds are subject to the principal risks noted below, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Funds’ prospectus.

Exchange Traded Concepts Trust II NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2014

Index Risk: Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, the Funds would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk: Securities in a Underlying Index are subject to market fluctuations. You should anticipate that the value of shares will decline, more or less, in correlation with any decline in value, in aggregate, of the securities in a Underlying Index.

Writing Covered Call Option Risk: By writing covered call options in return for the receipt of premiums, the Funds will give up the opportunity to benefit from potential increases in the value of the securities in the Underlying Index above the exercise prices of the written options, but will continue to bear the risk of declines in the value of such securities. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. If trading is suspended, the Funds may be unable to write options at times that may be desirable or advantageous to the Funds to do so.

Industry Concentration Risk: To the extent that a Underlying Index is concentrated in a particular industry, the Funds also will be concentrated in the industry, which may subject the Funds to a greater loss as a result of adverse economic, business, or other developments affecting that industry.

Passive Investment Risk: The Sub-Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify, or control the risks associated with investing in stocks of companies in the Underlying Index.

Premium/Discount Risk: Although it is expected that the market price of the Funds’ Shares typically will approximate its NAV, there may be times when the market price and the NAV differ and the Funds’ Shares may trade at a premium or discount to the NAV.

7. Federal Income Tax Information

On the Statements of Assets and Liabilities, as a result of permanent book to tax differences arising from the character of distributions received from certain investments, the following amounts have been reclassified for the tax year ended April 30, 2014:

Fund	Accumulated Net Investment Income (Loss) on Investments	Accumulated Net Realized Gains (Losses) on Investments
S&P 500 Fund	$71,702	$(71,702)
Financial Sector Fund	34,858	(34,858)

The tax character of distributions paid to shareholders during the tax year ended April 30, 2014 were as follows:

	Distributions paid from
Fund	Ordinary Income	Total Taxable Distributions	Total Distributions Paid
S&P 500 Fund	$754,719	$754,719	$754,719
Financial Sector Fund	53,821	53,821	53,821

Exchange Traded Concepts Trust II NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2014

As of the tax year ended April 30, 2014, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Accumulated Earnings (Deficit)
S&P 500 Fund	$436,845	$2,396	$1,926,992	$2,366,233
Financial Sector Fund	811	899	82,052	83,762

At April 30, 2014, the tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 500 Fund	$24,242,864	$3,240,501	$(199,743)	$3,040,758
Financial Sector Fund	3,959,999	197,752	(46,449)	151,303

8. Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no material events that would require disclosure in the Funds’ financial statement through this date.

Exchange Traded Concepts Trust II REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
 Exchange Traded Concepts Trust II:

We have audited the accompanying statements of assets and liabilities of Exchange Traded Concepts Trust II (the Funds) (comprised of the Horizons S&P 500 Covered Call ETF and Horizons S&P Financial Select Sector Covered Call ETF, each individually a Fund), including the schedules of portfolio investments and written call options, as of April 30, 2014, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2014, by correspondence with custodian and brokers; or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of April 30, 2014, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
 June 26, 2014

Exchange Traded Concepts Trust II DISCLOSURE OF FUND EXPENSES	April 30, 2014 (Unaudited)

All exchange-traded funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) cost for ETF management and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of an ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. These examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates your fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that a Fund may have incurred over the period. The “Actual Expenses Paid During the Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Actual Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use the information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the numbers shown for a Fund under “Actual Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare your Fund’s costs with those of other funds. It assumes the Fund had an annual 5% return before expenses during the year, but the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess a Fund’s comparative cost by comparing the hypothetical results for a Fund in the “Hypothetical Expenses Paid During the Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - not your Fund’s actual return - the account values shown may not apply to your specific investment.

Fund	Beginning Account Value	Actual Ending Account Value 4/30/14	Hypothetical Ending Account Value	Actual Expenses Paid During the Period(a)	Hypothetical Expenses Paid During the Period(*)	Annualized Expense Ratio During Period
S&P 500 Fund	$1,000.00	$1,066.40	$1,021.57	$3.33	$3.26	0.65%
Financial Sector Fund	$1,000.00	$1,036.10	$1,021.32	$3.20	$3.51	0.70%

(a)	The Financial Sector Fund commenced operations on November 18, 2013. Actual expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 164 divided by 365 (to reflect the actual days in the period).

*	Hypothetical expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

Exchange Traded Concepts Trust II OTHER INFORMATION	April 30, 2014 (Unaudited)

S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); Select Sector™ is a trademark of Merrill Lynch, Pierce, Fenner & Smith Inc. (“Merrill Lynch”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC. S&P®, S&P 500®, S&P 500 Stock Covered Call™ and/or S&P 500 Financial Select Sector Stock Covered Call™ are trademarks of S&P and have been licensed for use by Horizons ETFs Management (USA) LLC (“Horizons”). The S&P 500 Stock Covered Call Index and/or S&P 500 Financial Select Sector Stock Covered Call™ Index (the “Indices”) is a product of S&P Dow Jones Indices LLC and has been licensed for use by Horizons.

The Horizons S&P 500 Covered Call ETF and the Horizons S&P Financial Select Sector Covered Call ETF (collectively, the “ETFs”) are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, any of their respective affiliates, their third party licensors (collectively, “S&P Dow Jones Indices”), the Chicago Board Options Exchange, Incorporated and any of its affiliates and third party licensors (collectively, “CBOE”) or Merrill Lynch. Neither S&P Dow Jones Indices, CBOE nor Merrill Lynch make any representation or warranty, express or implied, to the owners of the ETFs or any member of the public regarding the advisability of investing in securities generally or in the ETFs particularly or the ability of the Indices to track general market or market segment performance. S&P Dow Jones Indices’, CBOE’s and Merrill Lynch’s only relationship to Horizons with respect to the Indices is providing calculation services for the Indicative Optimized Portfolio Values (“IOPV”), Indices and/or the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and Merrill Lynch. The IOPVs and Indices are determined, composed and calculated by S&P Dow Jones Indices, CBOE and/or Merrill Lynch, as the case may be, without regard to Horizons or the ETFs. S&P Dow Jones Indices, CBOE and Merrill Lynch have no obligation to take the needs of Horizons or the owners of the ETFs into consideration in determining, composing or calculating the IOPVs and Indices. S&P Dow Jones Indices, CBOE and Merrill Lynch are not responsible for and have not participated in the determination of the prices, and amount of the ETFs or the timing of the issuance or sale of the ETFs or in the determination or calculation of the equation by which the ETFs is to be converted into cash. S&P Dow Jones Indices, CBOE and Merrill Lynch are not responsible for and have not participated in the issuance or sale of the ETFs, and have no obligation or liability in connection with the administration, marketing or trading of the ETFs. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC and its subsidiaries are not investment advisors. Inclusion of a security within an IOPV or index is not a recommendation by S&P Dow Jones Indices, CBOE and Merrill Lynch to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the ETFs currently being issued by Horizons, but which may be similar to and competitive with the ETFs. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Indices. It is possible that this trading activity will affect the value of the IOPVs, Indices and the ETFs.

S&P DOW JONES INDICES, CBOE AND MERRILL LYNCH DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF ANY INDICATIVE OPTIMIZED PORFOLIO VALUE OR INDEX OR ANY DATA OR VALUE RELATED THERETO OR TO THE ETFS (“VALUES AND DATA”), OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES, CBOE AND MERRILL LYNCH SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN THE VALUES AND DATA. S&P DOW JONES INDICES, CBOE AND MERRILL LYNCH MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE VALUES AND DATA, AND AS TO RESULTS TO BE OBTAINED BY HORIZONS, OWNERS OF THE ETFS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE VALUES AND DATA. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES, CBOE AND MERRILL LYNCH BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE WITH RESPECT TO THE ETFS OR VALUES AND DATA. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND HORIZONS, OTHER THAN CBOE, MERRILL LYNCH AND ANY OTHER LICENSORS OF S&P DOW JONES INDICES.”

Shares of the Trust are not sponsored, endorsed, or promoted by the NYSE Arca. The NYSE Arca makes no representation or warranty, express or implied, to the owners of the Shares of the Funds. The NYSE Arca is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the shares of the Funds to be issued, or in the determination or calculation of the equation by which the shares are redeemable. The NYSE Arca has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing, or trading of the Shares of the Funds. Without limiting any of the foregoing, in no event shall the NYSE Arca have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

Exchange Traded Concepts Trust II ADDITIONAL INFORMATION	April 30, 2014 (Unaudited)

Additional Federal Income Tax Information

For the period ended April 30, 2014, the Funds declared capital gain distributions:

Fund	Short Term Capital Gain Distributions
S&P 500 Fund	$486,812
Financial Sector Fund	34,858

For the period ended April 30, 2014, the following percentage of total ordinary income dividends paid by the Funds qualify for the corporate dividends received deduction available to corporate shareholders.

Fund	Dividends Received Deduction
S&P 500 Fund	32.30%
Financial Sector Fund	49.27%

For the period ended April 30, 2014, dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 23.8%. Complete information will be reported in conjunction with your 2014 Form 1099-DIV.

Fund	Qualified Dividend Income
S&P 500 Fund	32.02%
Financial Sector Fund	46.21%

Premium/Discount Information

The charts below present information about differences between the per share net asset value (“NAV”) of each Fund and the market trading price of shares of each Fund. For these purposes, the “market price” is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities. As a shareholder, you may pay more than the NAV when you buy Fund shares and receive less than NAV when you sell those shares, because shares are bought and sold at current market prices. The data presented below represents past performance and cannot be used to predict future results.

Exchange Traded Concepts Trust II ADDITIONAL INFORMATION (Continued)	April 30, 2014 (Unaudited)

S&P 500 Fund
 Period from June 24, 2013* through April 30, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Market Price is greater/less than NAV:
Greater than 2.0%	—	—%
Greater than 1.5% and Less than 2.0%	4	1.79
Greater than 1.0% and Less than 1.5%	—	—
Greater than 0.5% and Less than 1.0%	1	0.45
Between 0.5% and -0.5%	218	97.76
Less than -0.5% and Greater than -1.0%	—	—
Less than -1.0% and Greater than -1.5%	—	—
Less than -1.5% and Greater than -2.0%	—	—
Less than -2.0%	—	—
	223	100.00%

Financial Sector Fund
 Period from November 18, 2013* through April 30, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Market Price is greater/less than NAV:
Greater than 2.0%	—	—%
Greater than 1.5% and Less than 2.0%	—	—
Greater than 1.0% and Less than 1.5%	—	—
Greater than 0.5% and Less than 1.0%	—	—
Between 0.5% and -0.5%	118	100.00
Less than -0.5% and Greater than -1.0%	—	—
Less than -1.0% and Greater than -1.5%	—	—
Less than -1.5% and Greater than -2.0%	—	—
Less than -2.0%	—	—
	118	100.00%

*	Commencement of operations.

Exchange Traded Concepts Trust II BOARD OF TRUSTEES APPROVAL OF THE INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

Approval of Investment Advisory Agreements

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of, as well as the continuation of, any investment advisory agreement for an investment company be specifically approved by: (i) the vote of the board of trustees of the company or by a vote of the shareholders of the company; and (ii) the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” (as defined under the 1940 Act) of any party to the investment advisory agreement (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the board of trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the board’s approval of an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees of Exchange Traded Concepts Trust II (the “Trust”) called and held meetings on September 26, 2012 and May 23, 2013 to consider whether to approve the following agreements (collectively, the “Agreements”):

•	an Advisory Agreement between the Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of the Horizons Financial Select Sector Covered Call ETF (the “Fund”); and

•	a Sub-Advisory Agreement between the Adviser and Horizons ETFs Management (USA) LLC (the “Sub-Adviser”) with respect to the Fund.

Prior to those meetings, the Board, including the Independent Trustees, received written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to the Fund by the Adviser and the Sub-Adviser; and (ii) the fees to be paid to the Adviser and the Sub-Adviser, as discussed in further detail below.

In connection with the meetings, representatives from the Adviser and the Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser’s and the Sub-Adviser’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The Adviser and Sub-Adviser each discussed its experience with exchange-traded funds. The representatives discussed the services to be provided by the Sub-Adviser, which would be responsible for executing purchase and sale transactions for the Fund. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meetings, including a memorandum from legal counsel to the Trust on the responsibilities of the Trustees in considering the approval of investment advisory arrangements under the 1940 Act, considered the Adviser and Sub-Adviser’s oral presentations and any other information that the Board received at the meetings, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser and the Sub-Adviser, and the Independent Trustees met separately, with Trust counsel, to consider the Agreements.

In considering whether to approve the Agreements, the Board, including the Independent Trustees, did not identify any single factor or piece of information as determinative or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included the factors listed below.

Nature, Extent and Quality of Services To Be Provided by the Adviser and the Sub-Adviser

The Board considered the scope of services to be provided under the Advisory Agreement between the Trust and the Adviser noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the quality of the Adviser’s compliance infrastructure, including sub-adviser oversight. The Board also considered the Adviser’s experience working with exchange-traded funds, including its experience with another investment company overseen by the Board. The Adviser provided to the Board the Adviser’s response to a series of questions which included, among other things, information about the Adviser’s resources and the background and experience of the Adviser’s personnel. The Board also considered other services to be provided to the Fund by the Adviser, such

Exchange Traded Concepts Trust II BOARD OF TRUSTEES APPROVAL OF THE INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (Continued)

as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and the Adviser’s role in coordinating the activities of the Trust’s other service providers. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.

The Board then considered the scope of services to be provided under the Sub-Advisory Agreement between the Adviser and the Sub-Adviser, noting that the Sub-Adviser will be providing investment management services to the Fund. The Board noted the responsibilities that the Sub-Adviser has as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; selecting broker-dealers for executing portfolio transactions; determining the daily baskets of deposit securities and cash components; executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. The Board also considered the Sub-Adviser’s experience working with exchange-traded funds outside of the U.S. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund the Sub-Adviser.

Cost of Services To Be Provided

The Board reviewed the expense ratio and the advisory fee to be paid by the Fund, considered the expense ratios of comparable funds, and concluded that the advisory fees were reasonable and the result of arm’s length negotiations.

Additionally, the Board took into consideration that the advisory fee was a “unified fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to the distribution plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources.

Because the Fund is new and had not commenced operations, it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow, although the Board noted that such economies are, to some degree, currently shared with Fund shareholders through the unitary fee structure of the Trust. Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow, but will do so during future considerations of the Advisory Agreement.

The Board then reviewed the advisory fee to be paid by the Adviser to the Sub-Adviser for its services as Sub-Adviser to the Fund. The Board considered that the fees paid to the Sub-Adviser would be paid by the Adviser from the unified fee the Adviser will receive from the Fund and noted that such fees reflected an arms-length negotiation between the Adviser and the Sub-Adviser. The Board also considered that the Sub-Adviser’s fee schedule included breakpoints in which compensation paid by the Adviser to the Sub-Adviser would increase as Fund assets increase. The Board noted that the breakpoints were designed to reward the Sub-Adviser for Fund asset growth and did not impact the overall management fee to be paid by the Fund. The Board concluded that the sub-advisory fees were reasonable.

While formal Board action was not taken with respect to the conclusions discussed above, those conclusions formed, in part, the basis for the Board’s approval of the Agreements. Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Agreements are fair and reasonable; (b) concluded that each of the Adviser’s and the Sub-Adviser’s fees are reasonable in light of the services that the Adviser and the Sub-Adviser will provide to the Fund; and (c) agreed to approve the Agreements for an initial term of two years.

Exchange Traded Concepts Trust II TRUSTEES	April 30, 2014 (Unaudited)

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee in the Past 5 Years
Interested Trustee
Richard Hogan 2545 S. Kelly Ave. Suite C Edmond, OK 73013 (51 years old)	Trustee and Secretary	Since 2012	Managing Member, Yorkville ETF Advisors 2011-present; Treasurer and Secretary, Exchange Traded Concepts Trust, 2011-present, Private Investor, 2002-2011	2	Board Member of Peconic Land Trust of Suffolk County, NY
Independent Trustees
David M. Mahle c/o Exchange Traded Concepts Trust II 2545 S. Kelly Ave. Suite C Edmond, OK 73013 (69 years old)	Trustee	Since 2012	Consultant, Jones Day 2012-present; Jones Day 2008- 2011; Partner, Jones Day 1988-2008	8	Exchange Traded Concepts Trust (4)-Trustee
Kurt Wolfgruber c/o Exchange Traded Concepts Trust II 2545 S. Kelly Ave. Suite C Edmond, OK 73013 (62 years old)	Trustee	Since 2012	President, Oppenheimer Funds, Inc. 2007-2009	8	Director, New Mountain Finance Corp.; Exchange Traded Concepts Trust (4)-Trustee

Exchange Traded Concepts Trust II OFFICERS	April 30, 2014 (Unaudited)

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
J. Garrett Stevens 2545 S. Kelly Ave. Suite C Edmond, OK 73013 (33 years old)	President	Since 2012
Investment Advisor/Vice President, T.S. Phillips Investments, Inc. 2000-2011; Chief Executive Officer and Secretary, Exchange Traded Concepts Trust 2009-2011; Chief Executive Officer, Exchange Traded Concepts, LLC 2009-present; President, Exchange Traded Concepts Trust 2011-present

Richard Hogan 2545 S. Kelly Ave. Suite C Edmond, OK 73013 (51 years old)	Trustee and Secretary	Since 2012	Managing Member, Yorkville ETF Advisors 2011-present; Treasurer and Secretary, Exchange Traded Concepts Trust, 2011-present, Private Investor, 2002-2011
Christopher W. Roleke 10 High Street Boston, MA 02110 (42 years old)	Treasurer	Since 2012	Director/Fund Principal Financial Officer, Foreside Management Services, LLC 2011-present; Assistant Vice President, JPMorgan Investor Services Co. 2006-2011
Ioannis Tzouganatos 100 Summer Street Suite 1500 Boston, MA 02110 (37 years old)	Assistant Secretary	Since 2012	Vice President, Citi Fund Services Ohio, Inc. 2008-present; Compliance and Ethics Advisor, Integrity Interactive 2007-2008
Ann Edgeworth 10 High Street Suite 302 Boston, MA 02110 (52 years old)	Chief Compliance Officer	Since 2012	Director, Foreside Compliance Services, LLC 2010-present; Vice President, State Street 2007-2010; Director, Investors Bank & Trust 2004-2007

The Funds’ Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and officers. The SAI is available without charge, upon request, by calling toll-free 1-855-HZN-ETFS or at www.HorizonsETFS.COM/USA.

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2545 S. Kelly Avenue, Suite C
Edmond, OK 73013

Investment Adviser: Exchange Traded Concepts, LLC 2545 S. Kelly Avenue, Suite C Edmond, OK 73013	Investment Sub-Adviser: Horizons ETFs Management (USA), LLC 1350 Avenue of the Americas, 33rd Floor New York, New York 10019

Distributor: Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101	Legal Counsel: Bingham McCutchen LLP 2020 K Street, NW Washington, DC 20006-1806

Proxy Voting Information

A description of Exchange Traded Concept Trust II’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Funds’ website at www.HorizonsETFs.com/USA or the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or by calling toll-free 1-855-HZN-ETFS.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling toll-free 1-855-HZN-ETFS or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Exchange Traded Concepts Trust II files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period on Form N-Q. The Trust’s Forms N-Q will be available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Trust’s’ Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Funds’ website at www.HorizonsETFs.com/USA.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  This code of ethics is included as Exhibit 12(a)(1).

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer and principal financial officer; there have been no amendments to, not any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Timothy J. Jacoby, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:

2014 $17,500

Audit fees, paid to KPMG LLP, relate to the audit of the registrant's annual financial statements and the audit of the opening balance sheet.

(b)	Audit-Related Fees:

2014 $6,000

Audit-related fees, paid to KPMG LLP, relate to the consents issued and included with the registrant's post-effective registration statements.

(c)	Tax Fees:

2014 $19,000

These tax fees relate to the preparation of the registrant’s tax returns, and review of income and capital gain distribution calculations. These fees were paid to KPMG LLP.

(d)	All Other Fees:

2014 $0

(e)(1) The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(e)(2)	2014 0%

(f)	Not applicable.

(g)	2014 $25,000

(h)	Not applicable.

Item 5.  Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are Timothy J. Jacoby (chairman), David Mahle, and Kurt Wolfgruber.

Item 6.  Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust II

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Principal Executive Officer

Date	July 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Principal Executive Officer

Date	July 3, 2014

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	July 3, 2014